SCOUT(TM) FUNDS







                                         PROSPECTUS
                                         ---------------------------------------
                                         OCTOBER 31, 2009

                                         Stock Fund (UMBSX)
                                         Mid Cap Fund (UMBMX)
                                         Small Cap Fund (UMBHX)
                                         TrendStar Small Cap Fund (TRESX)
                                         International Fund (UMBWX)
                                         International Discovery Fund (UMBDX)
                                         Bond Fund (UMBBX)
                                         Money Market Fund - Federal Portfolio -
                                         Investor Class (UMFXX)
                                         Money Market Fund - Prime Portfolio -
                                         Investor Class (UMPXX)
                                         Tax-Free Money Market Fund -
                                         Investor Class (UMTXX)



Shares of the Funds have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


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                                                                OCTOBER 31, 2009
                                                        TOLL-FREE 1-800-996-2862


Prospectus
Scout Stock Fund
Scout Mid Cap Fund
Scout Small Cap Fund
Scout TrendStar Small Cap Fund
Scout International Fund
Scout International Discovery Fund
Scout Bond Fund
Scout Money Market Fund - Federal Portfolio - Investor Class
Scout Money Market Fund - Prime Portfolio - Investor Class
Scout Tax-Free Money Market Fund - Investor Class



INVESTMENT ADVISOR:
SCOUT INVESTMENT ADVISORS, INC.
Kansas City, Missouri

DISTRIBUTOR:
UMB DISTRIBUTION SERVICES, LLC
Milwaukee, Wisconsin




TABLE OF CONTENTS



INFORMATION ABOUT THE FUNDS
Investment Objectives and Principal Investment Strategies .................    2
Principal Risk Factors ....................................................    6
Past Performance ..........................................................    8
Fees and Expenses .........................................................   14
Investment Advisor and Portfolio Managers .................................   16
Financial Highlights ......................................................   18

BUYING, SELLING AND EXCHANGING SHARES
Before You Invest .........................................................   24
Buying Shares .............................................................   25
Selling Shares ............................................................   27
Exchanging Shares .........................................................   28
Special Features and Services .............................................   30
Other Shareholder Information .............................................   30
Dividends, Distributions and Taxes ........................................   31

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INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

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SCOUT STOCK FUND                         Long-term growth of capital and income.
SCOUT INTERNATIONAL FUND
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SCOUT MID CAP FUND                       Long-term growth of capital.
SCOUT SMALL CAP FUND

SCOUT TRENDSTAR SMALL CAP FUND
SCOUT INTERNATIONAL DISCOVERY FUND

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SCOUT BOND FUND                          Maximum current income consistent with
                                         quality and maturity standards.
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SCOUT MONEY MARKET FUND -                Maximum income consistent with safety
  FEDERAL PORTFOLIO                      of principal and liquidity.
SCOUT MONEY MARKET FUND -
  PRIME PORTFOLIO
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SCOUT TAX-FREE MONEY MARKET FUND         Highest level of income exempt from
                                         federal income tax consistent with
                                         quality and maturity standards.
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INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES:

Each Fund's investment objective may be changed by the Board without shareholder approval. If the Board approves a change in a Fund's investment objective, shareholders will be given advance written notice of the change. Each Fund intends to pursue its objective by investing as described below and will dispose of portfolio holdings any time that the Fund's investment advisor, Scout Investment Advisors, Inc. (the "Advisor"), believes that they are no longer suitable for achieving the Fund's objective. The principal risk factors associated with each Fund are noted in each case and are described in more detail in the Principal Risk Factors section.

SCOUT STOCK FUND

OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME.

PRINCIPAL RISKS: MARKET RISKS, VALUE INVESTING RISKS, GROWTH INVESTING RISKS, REAL ESTATE INVESTMENT TRUST RISKS AND INTERNATIONAL INVESTING RISKS.

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To pursue its objective, the Fund invests in a diversified portfolio consisting primarily of common stocks. The Fund normally invests at least 80% of its net assets in common stocks. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Current yield is also a consideration for the Fund.

HOW DOES THE FUND CHOOSE SECURITIES IN WHICH TO INVEST? In selecting securities for the Fund, the Advisor initially applies a "top-down" approach, focusing on an analysis of prevailing economic, political and market conditions, and forming an opinion as to which economic sectors have the best prospects in view of those conditions. Once desirable sectors or industries are identified, the Advisor applies a "bottom-up" fundamental approach that focuses on the fundamental financial characteristics and condition of each company being considered for investment. The Fund will generally invest in equity securities that the Advisor believes are undervalued and have above-average ability to increase their earnings, cash flow and dividend streams. The Advisor seeks to identify and invest in companies with one or more of the following characteristics:

     o    strong business fundamentals and prospects;
     o    financial strength;
     o    conservative accounting practices;
     o    potential for excess cash flow and strong earnings; and
     o attractive prices in relation to appropriate valuation measures, whether due to negative market sentiments, short-term set backs, or other reasons.


If the Advisor believes that negative economic or market conditions make it difficult to achieve growth of capital through common stock investments, the Fund may seek to earn income by investing a higher percentage of its assets in dividend-paying common stocks. The Fund may have some exposure to foreign markets through the global operations of U.S. companies or through direct investment in foreign companies. The Fund may also invest a portion of its net assets (up to 20%) in preferred stocks, fixed-income securities convertible or exchangeable into common stocks, high-grade bonds or other investments that may provide income, including cash and money market securities.


Common stocks are equity securities that represent a proportionate share of the ownership of a company. The value of common stocks is based on the success of a company's business, any income paid to stockholders, the value of the company's assets, and general market conditions. Preferred stocks are also equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

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THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR
GUARANTEED BY, UMB BANK, N.A. ("UMB") OR ANY OTHER BANKING INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER UNITED STATES GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS,
INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.
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2                                                         SCOUT FUNDS PROSPECTUS
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SCOUT MID CAP FUND

OBJECTIVE: LONG-TERM GROWTH OF CAPITAL.

PRINCIPAL RISKS: MARKET RISKS, MID CAP AND SMALL CAP COMPANY RISKS, GROWTH INVESTING RISKS, VALUE INVESTING RISKS, REAL ESTATE INVESTMENT TRUST RISKS, INTERNATIONAL INVESTING RISKS AND PORTFOLIO TURNOVER RISKS.

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The Fund pursues its objective by investing primarily in common stocks of mid cap companies. Under normal circumstances, at least 80% of the Fund's net assets will be invested in mid cap equity securities. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Mid cap equity securities are securities issued by companies with market capitalizations (share price multiplied by the number of shares outstanding), at the time of purchase, between $1.5 billion and $17 billion. The Fund maintains a portfolio of investments diversified across companies and economic sectors.


HOW DOES THE FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Advisor normally invests the Fund's assets in a diversified portfolio of equity securities, which include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and real estate investment trusts ("REITs"). The Advisor seeks to invest in the securities of companies that are expected to benefit from macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. In making investment decisions, the Advisor may consider fundamental factors such as cash flow, financial strength, profitability, statistical valuation measures, potential or actual catalysts that could move the share price, accounting practices, management quality, risk factors such as litigation, the estimated fair value of the company, general economic and industry conditions, and additional information as appropriate.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and REITs. Common stock represents an ownership interest in a company and its value is based on the success of the company's business, any income paid to shareholders, the value of the company's assets, general market conditions and investor demand. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.


The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of the portfolio in foreign companies, American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

SCOUT SMALL CAP FUND

OBJECTIVE: LONG-TERM GROWTH OF CAPITAL.

PRINCIPAL RISKS: MARKET RISKS, MID CAP AND SMALL CAP COMPANY RISKS, GROWTH INVESTING RISKS, VALUE INVESTING RISKS, REAL ESTATE INVESTMENT TRUST RISKS AND PORTFOLIO TURNOVER RISKS.

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The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities (mostly common stocks) of small cap companies located anywhere in the United States. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Small cap companies are those with a market capitalization of $2.8 billion or less at the time of purchase.

HOW DOES THE FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Advisor normally invests the Fund's assets in a diversified portfolio of equity securities that are selected based upon the Advisor's perception of their above-average potential for long-term growth of capital. Specifically, from a fundamental aspect, the Advisor looks for companies that possess strong balance sheets and, over a business cycle, produce free cash flow. Further, the Advisor seeks companies where there are catalysts for growth in the cash flow stream. In addition, the Advisor examines the technical characteristics of the company's stock, seeking to find the characteristics which typically accompany a developing uptrend in the stock's price. While trying to maximize the growth potential of the Fund's portfolio of investments, the Advisor also seeks to obtain securities for the Fund that are selling at a reasonable valuation in view of their expected growth rate.


The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and REITs. Common stock represents an ownership interest in a company and its value is based on the success of the company's business, any income paid to shareholders, the value of the company's assets, general market conditions and investor demand. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.


The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.


SCOUT TRENDSTAR SMALL CAP FUND

OBJECTIVE: LONG-TERM GROWTH OF CAPITAL.

PRINCIPAL RISKS: MARKET RISKS, SMALL CAP COMPANY RISKS, VALUE INVESTING RISKS, GROWTH INVESTING RISKS, REAL ESTATE INVESTMENT TRUST RISKS, AND INTERNATIONAL INVESTING RISKS.

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The Fund pursues its objective by investing primarily in common stocks of small capitalization companies. Under normal circumstances, at least 80% of the Fund's net assets will be invested in common stocks of domestic small capitalization companies. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.


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OCTOBER 31, 2009                                                               3

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The Fund defines small capitalization companies as those whose market capitalization fall within or below the market capitalization ranges of companies included in the S&P Small Cap 600 Index or the Russell 2000 Index within the previous three years of purchase. As of September 30, 2009, the S&P Small Cap 600 Index included companies with market capitalizations ranging from $34 million to $3.2 billion and the Russell 2000 Index included companies with market capitalizations ranging from $15 million to $3.6 billion. You should be aware that the market capitalization ranges for these indices are not fixed and may change from time to time.

HOW DOES THE FUND CHOOSE SECURITIES IN WHICH TO INVEST? In selecting the securities for the Fund, the Advisor researches and identifies long-term industry, demographic, technological and other trends that it believes are likely to generate superior company growth prospects. The Advisor then identifies a universe of companies that it expects to benefit most from the identified long-term trends. The companies within this universe are analyzed using a "bottom-up" fundamental approach that emphasizes company and industry profit margin structure, management effectiveness and overall industry competitiveness. The Advisor makes its final selections by utilizing a valuation methodology that estimates individual stock value by considering a wide variety of factors, including but not limited to company profitability, rate of company growth and balance sheet quality.

Mutual funds generally emphasize either "growth" or "value" styles of investing. Growth funds seek to invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price. Value funds invest in companies that appear under priced according to certain financial measurements of their intrinsic worth or business prospects, such as low P/E (price-to-earnings) and P/S (price-to-sales) ratios. Value funds appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. The Fund seeks to invest in both "growth" and "value" companies without favoring either investment approach.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and REITs. Common stock represents an ownership interest in a company and its value is based on the success of the company's business, any income paid to shareholders, the value of the company's assets, general market conditions and investor demand. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 10% of the portfolio in foreign companies, ADRs or GDRs. Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.



SCOUT INTERNATIONAL FUND

OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME.

PRINCIPAL RISKS: MARKET RISKS AND INTERNATIONAL INVESTING RISKS.

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The Fund normally pursues its objective by investing in a diversified portfolio consisting primarily of equity securities of established companies either located outside the United States or whose primary business is carried on outside the United States. Equity securities include common stocks and depositary receipts (receipts typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies). The Fund normally invests at least 80% of its net assets in equity securities as described above.


HOW DOES THE FUND CHOOSE SECURITIES IN WHICH TO INVEST? In selecting securities for the Fund, the Advisor first applies a "top-down" approach, looking at the economic, political and market conditions of the various countries in which the Fund may invest. Securities are also selected based on the Advisor's opinion as to which economic sectors have the best prospects in view of prevailing global, domestic and local economic conditions. The Fund then primarily invests in securities of seasoned companies that are known for the quality and acceptance of their products or services and for their ability to generate profits and/or dividends. Seasoned companies are considered to be companies that have been in existence for at least three years.


The Fund will attempt to generate a favorable total return consisting of interest, dividend and other income, if any, and appreciation in the value of the Fund's securities by investing in equity securities which, in the opinion of the Advisor, offer good growth potential, and in many cases, pay dividends. The Advisor will look at such factors as the company's assets, personnel, sales, earnings and location of its corporate headquarters to determine the value of the company as well as whether more than 50% of such assets, personnel, sales or earnings are located outside the United States and therefore whether the company's primary business is carried on outside the United States.

The Advisor believes that the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly, even though wide variations in the price may occur. Accordingly, long-term positions in stocks will normally be taken and maintained while the companies' record and prospects continue to meet with the Advisor's approval.


The Fund generally intends to diversify investments among industries and among a number of countries throughout the world. However, the Fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment. The Fund will invest no more than 20% of its net assets in investments in developing countries.


If the Advisor believes negative economic or market conditions make it more difficult to achieve growth of capital, the Fund may seek to earn income by investing a higher percentage of its assets in dividend-paying stocks. The Fund may also invest a portion of its net assets (up to 20%) in preferred stocks, high-grade bonds, fixed-income securities convertible or exchangeable into common stocks, or other investments that may provide income, including cash and money market securities. In such cases, the Fund will resume investing primarily in equity securities when conditions warrant.

The Fund may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to seek to minimize currency value fluctuations. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.

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4                                                         SCOUT FUNDS PROSPECTUS
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The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Fund's dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the United States dollar. Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain which may result should the value of such currency increase.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

SCOUT INTERNATIONAL DISCOVERY FUND

OBJECTIVE: LONG-TERM GROWTH OF CAPITAL.

PRINCIPAL RISKS: MARKET RISKS, MID CAP AND SMALL CAP COMPANY RISKS, INTERNATIONAL INVESTING RISKS AND PORTFOLIO TURNOVER RISKS.

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The Fund pursues its objective by investing, under normal circumstances, primarily in equity securities (mostly common stocks) of smaller and mid-sized companies that are either located outside the United States or whose primary business is carried on outside the United States. Smaller and mid-sized companies are companies with market capitalization (share price multiplied by number of shares outstanding), at the time of purchase, between $500 million and $17 billion. The equity securities in which the Fund invests include common stocks, depositary receipts (receipts typically issued by banks or trust companies representing ownership of equity securities issued by foreign companies), rights, warrants, and securities convertible into common stocks. The Fund normally invests at least 80% of its net assets in equity securities.


HOW DOES THE FUND CHOOSE SECURITIES IN WHICH TO INVEST? In selecting securities for the Fund, the Advisor first applies a "top down" approach, looking at the economic, political and market conditions of the various countries in which the Fund may invest. Securities are also selected based on the Advisor's opinion as to which economic sectors have the best prospects in view of prevailing global, domestic and local economic conditions. The Fund invests in a diversified portfolio of equity securities which, in the opinion of the Advisor, offer good growth potential because they are expected to benefit from certain macroeconomic or company-specific factors. The Fund then also seeks to invest in securities that are attractively priced relative to their fundamental characteristics.


Among the fundamental macroeconomic factors the Advisor considers are geopolitical issues and macroeconomic issues specific to regions or nations. The Advisor also considers certain fundamental factors that are company-specific, including cash flow, financial strength, profitability and potential or actual catalysts that could positively impact share prices. The Fund primarily seeks to invest in securities of companies that are known for the quality and acceptance of their products or services and for their ability to generate profits. In addition, the Advisor will take country specific accounting systems and legal issues into consideration, as well as whether more than 50% of such assets, personnel, sales or earnings are located outside the United States, and therefore whether the company's primary business is carried on outside the United States.

The Fund's Advisor believes the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly, even though wide variations in stock prices may occur. Accordingly, the Fund normally takes long-term positions in stocks and maintains the positions while the companies' record and prospects continue to meet with the Advisor's approval. However, because smaller and mid-sized companies are generally less seasoned than larger companies, they may experience greater volatility with regard to their fundamentals than larger companies, which could result in higher portfolio turnover for the Fund.


The Fund generally intends to diversify investments among a number of countries throughout the world. However, the Fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment. The Fund will invest no more than 20% of its net assets in investments in developing countries. The Fund does not intend to invest more than 25% of its net assets, at time of investment, in any one industry.


The Fund may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Fund's dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the United States dollar. Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain which may result should the value of such currency increase.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

SCOUT BOND FUND

OBJECTIVE: MAXIMUM CURRENT INCOME CONSISTENT WITH QUALITY AND MATURITY
STANDARDS.

PRINCIPAL RISKS: FIXED-INCOME RISKS AND MORTGAGE-BACKED SECURITIES RISKS.

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The Fund normally pursues its objective by investing at least 80% of its net assets in a diversified portfolio of fixed-income obligations. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. The Advisor may also consider total return when selecting investments for the Fund.


HOW DOES THE FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Fund normally invests at least 80% of its assets in fixed-income instruments issued by the United States government and its agencies, or corporations or other business organizations. The Fund also invests in mortgage-backed securities. Investments will be rated, at the time of purchase, as investment grade securities within the top four long-term rating categories (within which there may be sub-categories or gradations indicating relative standing) by at least two rating agencies designated as nationally recognized statistical rating organizations by the SEC, or the only agency providing a rating at the time of acquisition, and unrated securities determined by the adviser to be of comparable quality to a security with the requisite ratings. U.S. Government securities are deemed to satisfy this definition.


The overall weighted average maturity of the Fund normally will be two to four years, although the Fund may purchase individual obligations with maturities of

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OCTOBER 31, 2009                                                               5
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20 years or longer. The Advisor may adjust the overall weighted average maturity when economic or market conditions make it desirable and the Advisor believes that the adjustment is in the best interest of shareholders.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions, unanticipated expenses and to provide portfolio flexibility. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
AND SCOUT MONEY MARKET FUND - PRIME PORTFOLIO

OBJECTIVE: MAXIMUM INCOME CONSISTENT WITH SAFETY OF PRINCIPAL AND LIQUIDITY.


PRINCIPAL RISKS: FIXED-INCOME RISKS, MONEY MARKET RISKS.


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The Funds pursue their objective by investing in high-quality, short-term debt instruments. The Scout Money Market Fund - Federal Portfolio ("Federal Portfolio") only invests in United States government securities, while the Scout Money Market Fund - Prime Portfolio ("Prime Portfolio") invests in United States government securities and may also invest in other money market securities. Each Fund seeks to maintain a stable net asset value of $1.00 per share. Each Fund will maintain a weighted average maturity of 90 days or less.

HOW DO THE FUNDS CHOOSE SECURITIES IN WHICH TO INVEST? The Advisor selects only high-quality, short-term obligations in which to invest as described below.

FEDERAL PORTFOLIO -- Only invests in the following United States government securities:

     o Direct obligations of the United States government, such as Treasury bills, notes and bonds.

     o Obligations of United States government agencies and instrumentalities which are secured by the full faith and credit of the United States Treasury (the "Treasury"); or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.


The Federal Portfolio may also invest in repurchase agreements secured by the above types of securities. Because the Portfolio's name suggests investment in U.S. government securities, shareholders will receive written notice of any change that would enable the Portfolio to normally invest less than 80% of its net assets in U.S. government securities.



PRIME PORTFOLIO -- In addition to the securities eligible for purchase by the Federal Portfolio described above, the Prime Portfolio may also invest in:

     o Domestic short-term obligations issued by larger United States commercial banks and Savings and Loan Associations that are members of the Federal Deposit Insurance Corporation, or holding companies of such banks and savings and loans.

     o Short-term obligations issued by companies that meet the high credit-quality standards of the Prime Portfolio.

INVESTMENTS IN THE SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO AND SCOUT MONEY MARKET FUND - PRIME PORTFOLIO ARE NOT DEPOSITS IN UMB OR ITS AFFILIATES AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

SCOUT TAX-FREE MONEY MARKET FUND

OBJECTIVE: HIGHEST LEVEL OF INCOME EXEMPT FROM FEDERAL INCOME TAX CONSISTENT WITH QUALITY AND MATURITY STANDARDS.


PRINCIPAL RISKS: FIXED-INCOME RISKS, MONEY MARKET RISKS.


--------------------------------------------------------------------------------

In addition to its stated investment objective, the Scout Tax-Free Money Market Fund further seeks to maintain a stable net asset value of $1.00 per share.

HOW DOES THE FUND CHOOSE SECURITIES IN WHICH TO INVEST? As a tax-free money market fund, the Fund invests primarily in high-quality, short-term debt obligations that are exempt from federal income tax. Normally, the Fund will invest at least 80% of its net assets in securities that are exempt from federal income tax. This 80% policy is fundamental, which means that it cannot be changed by the Board without first obtaining shareholder approval. The Fund may invest any remaining balance in taxable money market instruments, on a temporary basis, when the Advisor believes it is in the best interest of shareholders. Such taxable instruments include obligations of the United States government, its agencies and instrumentalities; certain certificates of deposit and bankers acceptances; or certain commercial paper.

An investment in the Scout Tax-Free Money Market Fund is not a deposit in UMB or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Income from the Fund may be subject to the federal alternative minimum tax, as well as state and local taxes.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

As with any mutual fund, there is a risk that you could lose money by investing in the Funds.

MARKET RISKS


The Scout Stock, Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Funds normally invest in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of a Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in favor, and the value of these Funds may go down.


VALUE INVESTING RISKS


The Scout Stock, Mid Cap, Small Cap and TrendStar Small Cap Funds can utilize a value bias in choosing the securities for a Fund's portfolio. A value stock is one that trades at an attractive price relative to the company's intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company's value or the factors that the Advisor believes will increase the price of the security do not occur.


--------------------------------------------------------------------------------
6                                                         SCOUT FUNDS PROSPECTUS

================================================================================

GROWTH INVESTING RISKS


The Scout Stock, Mid Cap, Small Cap and TrendStar Small Cap Funds can utilize a "growth investing style" in choosing securities for the Funds' portfolios. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Funds may underperform other equity funds that use different investing styles.


MID CAP AND SMALL CAP COMPANY RISKS


The Scout Mid Cap Fund invests primarily in mid cap companies. The Scout Small Cap and TrendStar Small Cap Funds invest primarily in small cap companies. The Scout International Discovery Fund invests primarily in mid cap and small cap companies. Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Scout Mid Cap, Small Cap, TrendStar Small Cap and International Discovery Funds may be more suitable for long-term investors who can bear the risk of these fluctuations.


Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying each Fund's investments across different companies and economic sectors.

INTERNATIONAL INVESTING RISKS

International investing poses additional risks. If a security owned by a Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent a Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. The Scout International and International Discovery Funds may invest in companies located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Funds, and in turn, to the Funds' shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Scout Stock Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

FIXED-INCOME RISKS

Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Funds may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.

An issuer of fixed-income securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance. Further, credit ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

The amount of dividends paid by fixed-income funds to you will vary depending on the amount of income they earn on their investments. It is possible that an issuer of a debt security owned by one of the Funds could default on interest and/or principal payments that are payable to a Fund.

With respect to United States government securities, there can be no assurance that the United States government will provide financial support to United States government-sponsored agencies or instrumentalities where it is not obligated to do so by law.


MONEY MARKET RISKS

STABLE SHARE VALUE. While each Money Market Fund seeks to preserve the value of your investment at $1.00 per share, the yields earned by the Money Market Funds will fluctuate. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default.

LIQUIDITY RISKS. Significant redemptions by large investors in a Money Market Fund could have a material adverse effect on the Money Market Fund's other shareholders. The Money Market Fund's net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

CALL RISK. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed-income security is called, a Money Market Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

TAX RISKS. The Tax-Free Money Market Fund may be more adversely impacted by changes in tax rates and policies than the Bond Fund or the other Money Market Funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal and state income tax rates applicable to, or the continuing tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status can therefore significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.

A portion of the distributions from certain securities that the Scout Tax-Free Money Market Fund holds may be subject to the federal alternative minimum tax. Also, in some cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal security is tax-exempt, and the tax-exempt nature of these securities is based on the opinion of bond counsel to the issuers at the time of issuance. The Advisor relies on these opinions and will not review the basis for them, so there is a risk that income from these securities could be taxable.

--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                               7

================================================================================


MUNICIPAL RISKS. Investments in the Tax-Free Money Market Fund are subject to risks normally associated with investments in municipal securities associated with the issuer's ability to make scheduled interest payments. Municipal obligations that the Fund purchases may be backed by letters of credit issued by banks and other financial institutions, and adverse developments affecting banks could have a negative effect on the Fund's portfolio securities. In the case of municipal lease obligations issued by a state or local governments to acquire land, equipment or facilities, if the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.


MORTGAGE-BACKED SECURITIES RISKS

In addition to credit, market and interest rate risk, mortgage-backed securities are subject to prepayment risk, which is the risk that the underlying mortgage may be refinanced or paid off before the scheduled due date, particularly during periods of declining interest rates. If this occurs, the Scout Bond Fund may reinvest the prepayments in securities that are less attractive, which may reduce the share price and income distributions of the Fund and may result in losses to the Fund if some of the mortgage-backed securities were acquired at a premium.

REAL ESTATE INVESTMENT TRUST RISKS


The Scout Stock, Mid Cap, Small Cap and TrendStar Small Cap Funds may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates.


PORTFOLIO TURNOVER RISKS

The Scout Mid Cap, Small Cap and International Discovery Funds may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund's total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

--------------------------------------------------------------------------------
PAST PERFORMANCE
--------------------------------------------------------------------------------

The bar charts and tables on the following pages provide an indication of the risks of investing in the Funds. The bar charts show how each Fund's returns have changed from year to year. The tables show how each Fund's average annual returns for certain periods compare with those of one or more broad market benchmarks or other indexes that show how a Fund's performance compares with the returns of an index with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how a Fund will perform in the future.


On June 30, 2009, the portfolio managers of the TrendStar Small-Cap Fund from TrendStar Advisors, LLC joined the Advisor and their fund was reorganized into the Scout Funds family as the Scout TrendStar Small Cap Fund. Accordingly, the performance information and financial information provided in this Prospectus for periods prior to June 30, 2009 is historical information for the TrendStar Small-Cap Fund. That Fund had the same investment objective and investment strategy as the Scout TrendStar Small Cap Fund and was managed by the same portfolio managers.

Shareholders of the Scout Stock, International, Bond and Money Market Funds approved a fee restructuring effective April 1, 2005. The performance information in the bar charts and tables on the following pages for periods prior to April 1, 2005 reflects the fees and expenses of the Funds in effect at that time. The performance of the Funds after April 1, 2005 reflects the current fee structure of the Funds.






--------------------------------------------------------------------------------
8                                                         SCOUT FUNDS PROSPECTUS

================================================================================

SCOUT STOCK FUND*

CHART OMITTED

Annual Total Return as of December 31 of Each Year
--------------------------------------------------------------------------------
                        1999               13.31
                        2000                0.15
                        2001              - 8.59
                        2002              -19.76
                        2003               24.03
                        2004                5.27
                        2005               10.15
                        2006               11.35
                        2007               11.87
                        2008              -26.80

================================================================================

During the periods shown in the chart above the Fund's highest quarterly return was 14.25% (quarter ended June 30, 2003) and the Fund's lowest quarterly return was -17.86% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2009): 10.40%


The returns prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the current fees and expenses and the Advisor's agreement to limit total Fund expenses were in effect for the periods prior to April 1, 2005, returns would have been lower.



AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                 1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes .......................      -26.80%       1.12%       0.88%

Return After Taxes
   on Distributions .......................      -27.02%      -0.15%      -0.38%

Return After Taxes on Distributions
   and Sale of Fund Shares(1) .............      -17.12%       1.14%       0.62%
--------------------------------------------------------------------------------
S&P 500(R) Index
   (reflects no deduction for fees,
   expenses or taxes)(2) ..................      -37.00%      -2.19%      -1.38%

Lipper Large-Cap Core Fund Index
   (reflects no deduction for fees,
   expenses or taxes)(2) ..................      -37.07%      -2.73%      -1.90%

================================================================================
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns after taxes on distributions and return before taxes because they include a tax benefit resulting from the capital losses that would have been incurred.


(2) Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

* Prior to April 1, 2005, the Fund was managed in accordance with a different investment strategy.

SCOUT MID CAP FUND

CHART OMITTED

Annual Total Return as of December 31 of Each Year
--------------------------------------------------------------------------------

                        2007              21.94
                        2008             -35.10

================================================================================

During the periods shown in the chart above the Fund's highest quarterly return was 13.03% (quarter ended June 30, 2008) and the Fund's lowest quarterly return was -22.07% (quarter ended September 30, 2008).

Year-to-date return (through September 30, 2009): 35.89%


The returns reflect the Advisor's agreement to limit total Fund expenses. In the absence of such an agreement the returns would have been lower.


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                                        SINCE
                                                          1 YEAR      INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes ..............................        -35.10%        -9.40%
Return After Taxes
   on Distributions ..............................        -35.10%        -10.49%
Return After Taxes on Distributions
   and Sale of Fund Shares(1) ....................        -22.81%        -8.37%
--------------------------------------------------------------------------------
Russell Midcap(R) Index
   (reflects no deduction for fees,
   expenses or taxes)(2) .........................        -41.46%        -18.59%

Lipper Mid-Cap Core Fund Index
   (reflects no deduction for fees,
   expenses or taxes)(2) .........................        -38.53%        -16.55%

================================================================================
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns after taxes on distributions and return before taxes because they include a tax benefit resulting from the capital losses that would have been incurred.

(2) Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.


* Inception Date: October 31, 2006



--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                               9

================================================================================

SCOUT SMALL CAP FUND*

CHART OMITTED

Annual Total Return as of December 31 of Each Year
--------------------------------------------------------------------------------

                        1999                1.26
                        2000               21.82
                        2001               11.37
                        2002              -11.66
                        2003               38.16
                        2004               24.73
                        2005                5.60
                        2006               12.07
                        2007               13.32
                        2008              -40.19

================================================================================

During the periods shown in the chart above the Fund's highest quarterly return was 18.21% (quarter ended June 30, 1999) and the Fund's lowest quarterly return was -24.70% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2009): 15.92%


The returns prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the current fees and expenses were in effect for the periods prior to April 1, 2005, returns would have been lower.


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                               1 YEAR       5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes ........................   -40.19%        0.01%        5.31%

Return After Taxes
   on Distributions ........................   -40.19%      -0.71%         4.10%

Return After Taxes on Distributions
   and Sale of Fund Shares(1) ..............   -26.13%        0.08%        4.22%
--------------------------------------------------------------------------------
Russell 2000(R) Index
   (reflects no deduction for fees,
   expenses or taxes)(2) ...................   -33.79%      -0.93%         3.02%

Lipper Small-Cap Core Fund Index
   (reflects no deduction for fees,
   expenses or taxes) (2) ..................   -35.59%      -1.01%         4.06%

================================================================================
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns after taxes on distributions and return before taxes because they include a tax benefit resulting from the capital losses that would have been incurred.

(2) Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.


* Prior to July 2, 2001, the Fund was managed in accordance with a different investment objective and strategy.


SCOUT TRENDSTAR SMALL CAP FUND

CHART OMITTED

Annual Total Return as of December 31 of Each Year
--------------------------------------------------------------------------------

                        2004               16.32
                        2005                5.25
                        2006                8.85
                        2007              - 3.78
                        2008              -40.04

================================================================================
During the periods shown in the chart above the Fund's highest quarterly return was 13.44% (quarter ended December 31, 2004) and the Fund's lowest quarterly return was -23.34% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2009): 22.66%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                                        SINCE
                                             1 YEAR       5 YEARS    INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes .......................   -40.04%      -5.12%      -4.56%

Return After Taxes
   on Distributions .......................   -40.04%      -5.99%      -5.41%

Return After Taxes on Distributions
   and Sale of Fund Shares(1) .............   -26.03%      -3.90%      -3.45%
--------------------------------------------------------------------------------
Russell 2000(R) Growth Index
   (reflects no deduction for fees,
   expenses or taxes)(2) ..................   -38.54%      -2.35%      -1.58%

Lipper  Small-Cap Growth Fund Index
   (reflects no deduction for fees,
   expenses or taxes)(2) ..................   -42.62%      -4.06%      -3.42%
================================================================================
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns after taxes on distributions and return before taxes because they include a tax benefit resulting from the capital losses that would have been incurred.

(2) Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

* Inception Date: October 31, 2003. The TrendStar Small-Cap Fund was reorganized into the Scout Funds family and began operating as the Scout TrendStar Small Cap Fund on July 1, 2009.




--------------------------------------------------------------------------------
10                                                        SCOUT FUNDS PROSPECTUS

================================================================================

SCOUT INTERNATIONAL FUND

CHART OMITTED

Annual Total Return as of December 31 of Each Year
--------------------------------------------------------------------------------

                        1999               31.43
                        2000               -8.17
                        2001              -11.00
                        2002              -15.85
                        2003               33.10
                        2004               18.02
                        2005               19.58
                        2006               21.51
                        2007               17.80
                        2008              -38.06

================================================================================

During the periods shown in the chart above the Fund's highest quarterly return was 16.08% (quarter ended December 31, 1999) and the Fund's lowest quarterly return was -19.99% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2009): 30.35%


The returns prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the current fees and expenses were in effect for the periods prior to April 1, 2005, returns would have been lower.




AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                1 YEAR       5 YEARS    10 YEARS
--------------------------------------------------------------------------------

Return Before Taxes .........................   -38.06%         4.59%      4.17%

Return After Taxes
   on Distributions .........................   -38.61%         4.15%      3.72%

Return After Taxes on Distributions
   and Sale of Fund Shares(1) ...............   -23.94%         4.13%      3.59%
--------------------------------------------------------------------------------
MSCI/EAFE Index-U.S. Dollars (net)
   (reflects no deduction for fees,
   expenses or taxes)(2) ....................   -43.38%         1.66%      0.80%

Lipper International Fund Index
   (reflects no deduction for fees,
   expenses or taxes)(2) ....................   -43.62%         2.15%      2.14%

================================================================================
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns after taxes on distributions and return before taxes because they include a tax benefit resulting from the capital losses that would have been incurred.

(2) Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.



SCOUT INTERNATIONAL DISCOVERY FUND

CHART OMITTED

Annual Total Return as of December 31 of Each Year
--------------------------------------------------------------------------------
                              2008              -34.71

================================================================================
During the periods shown in the chart above the Fund's highest quarterly return was -0.39% (quarter ended June 30, 2008) and the Fund's lowest quarterly return was -19.40% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2009): 30.29%



AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                                       SINCE
                                                       1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes ..............................     -34.71%        -34.71%
Return After Taxes
   on Distributions ..............................     -35.11%        -35.11%
Return After Taxes on Distributions
   and Sale of Fund Shares(1) ....................     -22.41%        -22.41%
--------------------------------------------------------------------------------
MSCI/EAFE SMID Index - U.S.
Dollars
   (reflects no deduction for fees,
   expenses or taxes)(2) .........................     -45.62%        -45.62%

Lipper International Small/Medium
Core Fund Index
   (reflects no deduction for fees,
   expenses or taxes)(2) .........................     -43.23%        -43.23%

================================================================================
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns after taxes on distributions and return before taxes because they include a tax benefit resulting from the capital losses that would have been incurred.

(2) Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

* Inception Date: December 31, 2007




--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              11

SCOUT BOND FUND

CHART OMITTED

Annual Total Return as of December 31 of Each Year
--------------------------------------------------------------------------------

                        1999                0.19
                        2000                9.27
                        2001                8.07
                        2002                9.89
                        2003                2.16
                        2004                2.41
                        2005                0.95
                        2006                3.56
                        2007                5.72
                        2008                5.36

================================================================================
During the periods shown in the chart above the Fund's highest quarterly return was 4.75% (quarter ended September 30, 2001) and the Fund's lowest quarterly return was -2.49% (quarter ended June 30, 2004).


Year-to-date return (through September 30, 2009): 4.75%


The returns prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the current fees and expenses were in effect for the periods prior to April 1, 2005, returns would have been higher.



AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                  1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes ...........................    5.36%      3.58%      4.71%

Return After Taxes
   on Distributions ...........................    4.10%      2.22%      2.95%

Return After Taxes on Distributions
   and Sale of Fund Shares(1) .................    3.46%      2.25%      2.96%
--------------------------------------------------------------------------------
Barclays Capital 1-5 Govt./Credit Index
   (reflects no deduction for fees,
   expenses or taxes)(2) ......................    5.13%      3.96%      5.10%

Lipper Short/Intermediate Inv.
   Grade Debt Fund Index
   (reflects no deduction for fees,
   expenses or taxes)(2) ......................   -2.50%      2.15%      3.92%

================================================================================

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

(2) Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.



SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO

CHART OMITTED

Annual Total Return as of December 31 of Each Year
--------------------------------------------------------------------------------

                        1999                4.66
                        2000                5.91
                        2001                3.62
                        2002                1.19
                        2003                0.62
                        2004                0.84
                        2005                2.70
                        2006                4.43
                        2007                4.63
                        2008                1.73

================================================================================

During the periods shown in the chart above the Fund's highest quarterly return was 1.53% (quarter ended September 30, 2000) and the Fund's lowest quarterly return was 0.13% (quarter ended June 30, 2004).

Year-to-date return (through September 30, 2009): 0.07%


The returns prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the current fees and expenses were in effect for the periods prior to April 1, 2005, returns would have been higher.


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                  1 YEAR     5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Money Market Fund -
   Federal Portfolio ..........................    1.73%      2.86%      3.02%
--------------------------------------------------------------------------------
Citigroup 3-Month
   Treasury Bill Index(1) .....................    1.80%      3.10%      3.30%

Lipper Money Market Fund Index(1) .............    2.41%      3.01%      3.14%
================================================================================


You may call 1-800-996-2862 to obtain the current 7-day yield of the Federal Portfolio.

(1) Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.



--------------------------------------------------------------------------------
12                                                        SCOUT FUNDS PROSPECTUS

SCOUT MONEY MARKET FUND - PRIME PORTFOLIO

CHART OMITTED

Annual Total Return as of December 31 of Each Year
--------------------------------------------------------------------------------

                        1999                4.76
                        2000                6.05
                        2001                3.63
                        2002                1.23
                        2003                0.63
                        2004                0.86
                        2005                2.73
                        2006                4.52
                        2007                4.77
                        2008                2.03

================================================================================

During the periods shown in the chart above the Fund's highest quarterly return was 1.56% (quarter ended December 31, 2000) and the Fund's lowest quarterly return was 0.13% (quarter ended March 31, 2004).

Year-to-date return (through September 30, 2009): 0.06%


The returns prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the current fees and expenses were in effect for the periods prior to April 1, 2005, returns would have been higher.


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                  1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Money Market Fund -
   Prime Portfolio ............................    2.03%      2.97%      3.11%
--------------------------------------------------------------------------------
Citigroup 3-Month
   Treasury Bill Index(1) .....................    1.80%      3.10%      3.30%

Lipper Money Market Fund Index(1) .............    2.41%      3.01%      3.14%
================================================================================


You may call 1-800-996-2862 to obtain the current 7-day yield of the Prime Portfolio.

(1) Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.



SCOUT TAX-FREE MONEY MARKET FUND

CHART OMITTED

Annual Total Return as of December 31 of Each Year
--------------------------------------------------------------------------------

                        1999                2.72
                        2000                3.59
                        2001                2.19
                        2002                0.83
                        2003                0.48
                        2004                0.66
                        2005                1.86
                        2006                2.87
                        2007                3.14
                        2008                1.45

================================================================================
During the periods shown in the chart above the Fund's highest quarterly return was 0.93% (quarter ended December 31, 2000) and the Fund's lowest quarterly return was 0.08% (quarter ended September 30, 2003).


Year-to-date return (through September 30, 2009): 0.08%


The returns prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the current fees and expenses were in effect for the periods prior to April 1, 2005, returns would have been lower.


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                              1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------

Tax-Free Money Market Fund .................   1.45%       1.99%       1.97%
--------------------------------------------------------------------------------
Citigroup 3-Month
   Treasury Bill Index(1) ..................   1.80%       3.10%       3.30%

Lipper Tax-Exempt Money Market
   Fund Index(1) ...........................   1.78%       2.08%       2.08%
================================================================================


You may call 1-800-996-2862 to obtain the current 7-day yield of the Scout Tax-Free Money Market Fund.

(1) Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.







--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              13

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the different Funds.


-----------------------------------------------------------------------------------------------------------
                                                        SCOUT       SCOUT      SCOUT
                                           SCOUT         MID        SMALL    TRENDSTAR          SCOUT
                                           STOCK         CAP         CAP     SMALL CAP       INTERNATIONAL
                                           FUND          FUND        FUND       FUND            FUND
-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load)
   Imposed on Purchases .................   None          None        None       None            None
   Maximum Deferred Sales
      Charge (Load) .....................   None          None        None       None            None
   Maximum Sales Charge (Load)
      Imposed on Reinvested Dividends ...   None          None        None       None            None
   Redemption Fee .......................   None         2.00%(1)    2.00%(1)   2.00%(1)        2.00%(1)
   Exchange Fee .........................   None          None        None       None            None
-----------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
   Investment Advisory Fees .............    .60%         .80%        .75%       .75%            .80%
   Distribution (12b-1) Fees ............   None          None        None       None            None
   Other Expenses .......................    .34%         .59%        .33%       .82%            .22%
   Acquired Fund Fees and Expenses ......   None          .02%        .01%       .02%            None
   -------------------------------         -----        -----       -----      -----            -----
Total Annual Fund Operating Expenses ....    .94%        1.41%       1.09%      1.59%           1.02%
Less Advisor's Fee Limitation/
   Reimbursement ........................   (.04)%(2)     .01%(2)     N/A       (.27)%(2)        N/A
------------------------------             -----        -----       -----      -----            -----
Net Annual Fund Operating Expenses ......    .90%        1.42%(3)    1.09%(3)   1.32%(3)        1.02%
-----------------------------------------------------------------------------------------------------------
                                                                     SCOUT      SCOUT
                                                                     MONEY      MONEY          SCOUT
                                             SCOUT                   MARKET     MARKET       TAX-FREE
                                         INTERNATIONAL   SCOUT       FUND       FUND           MONEY
                                           DISCOVERY     BOND      - FEDERAL   - PRIME         MARKET
                                             FUND        FUND      PORTFOLIO  PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load)
      Imposed on Purchases ..............   None          None        None       None            None
   Maximum Deferred Sales
      Charge (Load) .....................   None          None        None       None            None
   Maximum Sales Charge (Load)
      Imposed on Reinvested Dividends ...   None          None        None       None            None
   Redemption Fee .......................   2.00(1)       None        None       None            None
   Exchange Fee .........................   None          None        None       None            None
-----------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
   Investment Advisory Fees .............    .95%         .40%        .30%       .34%            .30%
   Distribution (12b-1) Fees ............   None          None        None       None            None
   Other Expenses .......................   2.32%         .31%        .22%       .19%            .28%
   Acquired Fund Fees and Expenses ......    .02%         None        None       None            None
   -------------------------------         -----        -----       -----      -----            -----
Total Annual Fund Operating Expenses ....   3.29%         .71%        .52%(4)    .53%(4)         .58%(4)
   Less Advisor's Fee Limitation/
   Reimbursement ........................  (1.67)%(2)    (.14%)(2)
------------------------------             -----        -----
Net Annual Fund Operating Expenses ......   1.62%         .57%

-----------------------------------------------------------------------------------------------------------

(1) The fee only applies to shares redeemed or exchanged within two months of their purchase.

(2) The Advisor has entered into agreements to waive advisory fees and/or assume certain other expenses through October 31, 2010 with respect to the Scout Stock, Mid Cap, International Discovery and Bond Funds in order to limit Net Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) to no more than 0.90%, 1.40%, 1.60% and 0.57%, respectively. The Advisor has also entered into an agreement to waive advisory fees and/or assume certain other expenses through October 31, 2011 with respect to the Scout TrendStar Small Cap Fund in order to limit Net Annual Fund Operating Expenses to no more than 1.30% (excluding any taxes, interest, brokerage fees and non-routine expenses). After that date, the Board and Advisor may agree to continue, modify or terminate the expense limitation agreement. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. Please see the section titled "Investment Advisor" for more information.

(3) "Net Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets in the Financial Highlights table in this Prospectus and the Funds' most recent Annual Report because the latter reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses." With respect to the Scout TrendStar Small Cap Fund, the ratio of expenses to net assets in the Financial Highlights also reflects the higher expense cap that was previously in place with respect to the TrendStar Small-Cap Fund.

(4) The Advisor voluntarily waived $78,961, $181,024 and $1,488 of Investment Advisory fees during the fiscal year ended June 30, 2009 for the Investor Class shares of each of the Scout Money Market - Federal Portfolio, Money Market - Prime Portfolio and Tax-Free Money Market Funds, respectively, which resulted in Net Annual Fund Operating Expenses as follows: Money Market - Federal Portfolio, .48%; Money Market - Prime Portfolio, .50%; and Tax-Free Money Market Fund, .58%.


--------------------------------------------------------------------------------
14                                                        SCOUT FUNDS PROSPECTUS

================================================================================

EXAMPLES

The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


-------------------------------------------------------------------------------------------
                                               1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------------------

Scout Stock Fund* ..........................   $   92      $  296      $  516      $1,151
Scout Mid Cap Fund* ........................   $  145      $  447      $  772      $1,692
Scout Small Cap Fund .......................   $  111      $  347      $  601      $1,329
Scout TrendStar Small Cap Fund* ............   $  134      $  475      $  850      $1,866
Scout International Fund ...................   $  104      $  325      $  563      $1,248
Scout International Discovery Fund* ........   $  165      $  857      $1,572      $3,472
Scout Bond Fund* ...........................   $   58      $  213      $  381      $  869
Scout Money Market Fund -
   Federal Portfolio .......................   $   49      $  163      $  287      $  649
Scout Money Market Fund -
   Prime Portfolio .........................   $   51      $  167      $  293      $  662
Scout Tax-Free Money
   Market Fund .............................   $   59      $  186      $  324      $  726
-------------------------------------------------------------------------------------------

* Please note that only the first year in the 3, 5 and 10 Years examples for the Scout Stock, Mid Cap, TrendStar Small Cap, International Discovery and Bond Funds reflect the effect of the Advisor's contractual agreements to limit overall Fund expenses. If the expense limitation agreements were continued, the 3, 5 and 10 Year expense example dollar amounts would be less.




THIS PROSPECTUS RELATES SOLELY TO THE SCOUT STOCK, MID CAP, SMALL CAP, TRENDSTAR SMALL CAP, INTERNATIONAL, INTERNATIONAL DISCOVERY AND BOND FUNDS AND THE INVESTOR CLASS SHARES OF EACH OF THE SCOUT MONEY MARKET - FEDERAL PORTFOLIO, MONEY MARKET - PRIME PORTFOLIO AND TAX-FREE MONEY MARKET FUNDS (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS"). THE SERVICE CLASS SHARES OF THE SCOUT MONEY MARKET - FEDERAL PORTFOLIO, MONEY MARKET - PRIME PORTFOLIO AND TAX-FREE MONEY MARKET FUNDS (COLLECTIVELY, THE "MONEY MARKET FUNDS") ARE OFFERED THROUGH A SEPARATE PROSPECTUS. YOU SHOULD CONSIDER THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. FOR A PROSPECTUS FOR THE SERVICE CLASS SHARES, INCLUDING OTHER INFORMATION ABOUT THE FUNDS, PLEASE CALL 1-800-996-2862 OR VISIT UMBSCOUTFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              15

--------------------------------------------------------------------------------
INVESTMENT ADVISOR AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


Scout Investment Advisors, Inc. is each Fund's investment advisor. The Advisor is a wholly-owned subsidiary of UMB Financial Corporation and is located at 1010 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced portfolio management and investment analysis and research staff. As of June 30, 2009, assets under the management of the Advisor were approximately $6.7 billion.

James L. Moffett is the Advisor's Chief International Strategist. In this capacity, he oversees the operation of the Funds. Mr. Moffett has been with UMB (previously Commercial National Bank) since 1979 and has been employed by the Advisor since May 2001. He is a CFA(R) charterholder and has over 40 years of investment management experience. Mr. Moffett received his Bachelor of Arts in History from Harvard University and his MBA from Stanford University. Mr. Moffett is a member of the Kansas City CFA Society and the CFA Institute.


William B. Greiner is the Chief Investment Officer of UMB and the Advisor. Mr. Greiner was the Chief Investment Officer at UMB from 1999 to September 2003. From September 2003 to June 2004, Mr. Greiner managed private accounts and then returned to resume his role at UMB and the Advisor. Prior to originally joining UMB, he managed investments at Northern Trust Company, Chicago, Illinois. Mr. Greiner received his Bachelor of Arts in Business Administration - Economics/Finance from Washburn University. He has been employed by the Advisor since June 2004. Mr. Greiner is a CFA(R) charterholder, a member of the Kansas City CFA Society, and the CFA Institute, and has over 25 years investment management experience.


The Funds have entered into an Investment Advisory Agreement with the Advisor. Pursuant to the Investment Advisory Agreement, the Advisor manages each Fund's assets in accordance with the Fund's investment objectives and policies. The Advisor makes all determinations with respect to the purchase and sale of securities in the Fund's portfolio, including decisions on execution of the transactions, all subject to supervision of the Board of Trustees of the Scout Funds. The Investment Advisory Agreement limits the liability of the Advisor, as well as its officers and employees, to acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations or duties.

The Scout Stock Fund pays the Advisor an advisory fee at the annual rate of 0.60% on the first $1 billion of the Fund's average daily net assets and 0.575% on the Fund's average daily net assets over $1 billion. The Scout Mid Cap Fund pays the Advisor an advisory fee at the annual rate of 0.80% on the first $1 billion of the Fund's average daily net assets and 0.70% on the average daily net assets over $1 billion. The Scout Small Cap Fund pays the Advisor an advisory fee at the annual rate of 0.75% on the first $1 billion of the Fund's average daily net assets and 0.65% on the average daily net assets over $1 billion. The Scout TrendStar Small Cap Fund pays the Advisor an advisory fee at the annual rate of 0.75% of the Fund's average daily net assets. The Scout International Fund pays the Advisor an advisory fee at the annual rate of 0.80% on the first $1 billion of the Fund's average daily net assets and 0.70% on the average daily net assets over $1 billion. The Scout International Discovery Fund pays the Advisor an advisory fee at the annual rate of 0.95% on the first $1 billion of the Fund's average daily net assets and 0.85% on the average daily net assets over $1 billion. The Scout Bond Fund pays the Advisor an advisory fee at the annual rate of 0.40% on the Fund's average daily net assets. The Scout Money Market Fund - Federal Portfolio pays the Advisor an advisory fee at the annual rate of 0.30% on the Fund's average daily net assets. The Scout Money Market Fund - Prime Portfolio pays the Advisor an advisory fee at the annual rate of 0.34% on the Fund's average daily net assets. The Scout Tax-Free Money Market Fund pays the Advisor an advisory fee at the annual rate of 0.30% on the Fund's average daily net assets. These advisory fees are paid monthly.

For the fiscal year ended June 30, 2009, the Advisor earned the following fees for investment advisory services performed as a percentage of average daily net assets: Scout Stock Fund (0.60%); Scout Mid Cap Fund (0.80%); Scout Small Cap Fund (0.75%); Scout International Fund (0.73%); Scout International Discovery Fund (0.95%); Scout Bond Fund (0.40%); Scout Money Market Fund - Federal Portfolio (0.26%); Scout Money Market Fund - Prime Portfolio (0.30%); and the Scout Tax-Free Money Market Fund (0.30%). Please note that the amount earned by the Advisor for the Scout Mid Cap Fund also includes the recoupment of amounts previously borne by the Advisor under its contractual agreement to limit fees and/or make expense payments.

The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 31, 2010, to the extent necessary so that net annual fund operating expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) of the Scout Stock, Mid Cap, International Discovery and Bond Funds do not exceed 0.90%, 1.40%, 1.60%, and 0.57% respectively, of the Fund's average daily net assets. The Advisor has also entered into an agreement to waive advisory fees and/or assume certain other Fund expenses through October 31, 2011 with respect to the Scout TrendStar Small Cap Fund in order to limit Net Annual Fund Operating Expenses to no more than 1.30% (excluding any taxes, interest, brokerage fees and non-routine expenses). After their expiration date, the Trust's Board and Advisor may agree to continue, modify or terminate the expense limitation arrangements. Under each fee waiver and expense assumption agreement described above, the Advisor retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed within three years of such reimbursement and such reimbursement will not exceed any applicable fee waiver or expense limitation agreement that was in place for the Fund at the time the fees were waived or expenses were assumed.

A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement for the Scout Stock, Mid Cap, Small Cap, International, International Discovery and Bond Funds and the Scout Money Market - Federal Portfolio, Money Market - Prime Portfolio and Tax-Free Money Market Funds is available in the Funds' Annual Report to Shareholders for the period ended June 30, 2009. A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement for the Scout TrendStar Small Cap Fund will be available in the Funds' Semi-Annual Report to Shareholders for the period ended December 31, 2009.


PORTFOLIO MANAGERS

Information about the portfolio managers of each Fund is provided below. The Statement of Additional Information ("SAI") provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund(s) he/she manages.

SCOUT STOCK FUND

James A. Reed II is the lead portfolio manager of the Scout Stock Fund. Mr. Reed has served as a portfolio manager of the Fund since May 2001. Mr. Reed has worked at UMB in various investment positions since 1988, including as an investment analyst, a portfolio manager and Director of Research. He has been employed by the Advisor since May 2001. Currently, Mr. Reed is a Senior Vice President of the Advisor. Mr. Reed earned his Bachelor of Arts in History from Dartmouth College and his Juris Doctorate from Washington & Lee University School of Law. Mr. Reed is a CFA(R) charterholder and is a member of the Kansas City CFA Society, the CFA Institute and the Kansas City Metropolitan Bar Association.


James L. Moffett and Larry Valencia are co-portfolio managers of the Scout Stock Fund. Mr. Moffett has served as a portfolio manager of the Scout Stock Fund since May 1999. His biographical information appears above.


Mr. Valencia was previously a co-portfolio manager of the Scout Growth Fund. Mr. Valencia has served in various positions at UMB since 1999 and is currently Director of Research. Mr. Valencia is a CFA(R) charterholder and has more than 25 years investment experience, including portfolio and pension account management and software design for financial applications. Mr. Valencia joined UMB in February 2000 and prior to that, he worked at Security Benefit Group from 1994-2000. Mr. Valencia received his Bachelor of Science in Business Administration from Illinois College and his MBA from the University of Denver. Mr. Valencia is a member of the Kansas City CFA Society and the CFA Institute. Mr. Valencia has been employed by the Advisor since May 2001.

--------------------------------------------------------------------------------
16                                                        SCOUT FUNDS PROSPECTUS

================================================================================

SCOUT MID CAP FUND


G. Patrick Dunkerley is the lead portfolio manager of the Scout Mid Cap Fund, and has served as the lead portfolio manager since the Fund's inception on October 31, 2006. Mr. Dunkerley is a CFA(R) charterholder and has more than 16 years investment experience. He joined UMB and the Advisor in 2006, following previous employment at Victory Capital Management from 2001-2006, where he served as an assistant portfolio manager, and subsequently as chief investment officer of mid cap core equity and as the lead portfolio manager of a mid cap mutual fund and mid cap separate accounts. Mr. Dunkerley earned his Bachelor of Science in Business Administration from the University of Missouri and his MBA from Golden Gate University. Mr. Dunkerley is a member of the Kansas City CFA Society and the CFA Institute.

Derek M. Smashey is assistant portfolio manager of the Scout Mid Cap Fund and has served as assistant portfolio manager since the Fund's inception on October 31, 2006. Mr. Smashey is a CFA(R) charterholder and has more than six years investment experience. He joined UMB and the Advisor in 2006, following previous employment at Nations Media Partners, Inc. from 2003-2006, where he served as an associate director, and Sprint Corporation from 2000-2003 where he served as Internal Consultant. Mr. Smashey earned his Bachelor of Science in Finance from Northwest Missouri State University and his MBA from the University of Kansas. Mr. Smashey is a member of the Kansas City CFA Society and the CFA Institute.


SCOUT SMALL CAP FUND

Jason Votruba is the portfolio manager of the Scout Small Cap Fund. Mr. Votruba joined UMB and the Advisor in 2002 following previous employment providing investment advice at George K. Baum & Company from 2000-2002 and Commerce Bank from 1998-2000. Mr. Votruba has been serving as a portfolio manager of the Scout Small Cap Fund since his tenure with the Advisor began. Mr. Votruba earned his Bachelor of Science in Business Administration from Kansas State University. He is a CFA(R) charterholder and a member of the Kansas City CFA Society.


SCOUT TRENDSTAR SMALL CAP FUND

Thomas W. Laming is the lead portfolio manager of the Scout TrendStar Small Cap Fund. Mr. Laming joined the Advisor in 2009, when the Advisor acquired the advisory business of TrendStar Advisors, LLC. Prior to joining the Advisor, Mr. Laming served as President and Chief Investment Officer of TrendStar Advisors, LLC, a firm that he founded, from 2003-2009. Prior to that, Mr. Laming served as Senior Vice President and Portfolio Manager with Kornitzer Capital Management, Inc., in Shawnee Mission, Kansas, having joined that firm in January 1993. While at Kornitzer, Mr. Laming served as Chief Equity Strategist for the Buffalo Mutual Funds and was co-lead manager for all of the equity mutual funds at Buffalo, including the Buffalo Small Cap, Mid Cap, Large Cap, USA Global and Science & Technology funds. Previously, Mr. Laming served as a Senior Engineer at Martin Marietta in Denver, and served as a Staff Engineer with TRW at the Johnson Space Center in Houston and at TRW's Space Park Facility in Redondo Beach. While an engineer, Mr. Laming's work dealt primarily with spacecraft design. Mr. Laming also worked as a technology analyst with Waddell & Reed in Overland Park, Kansas. Mr. Laming is a Senior Member of the American Institute of Aeronautics and Astronautics and holds an MBA from Indiana University, a Master of Science in Aeronautics and Astronautics from the Massachusetts Institute of Technology and a Bachelor of Science, with highest distinction, in Physics from the University of Kansas.

James R. McBride is the co-portfolio manager of the Scout TrendStar Small Cap Fund. Mr. McBride works closely with Mr. Laming to provide day-to-day investment management of the Fund. Mr. McBride joined the Advisor in 2009. Prior to joining the Advisor, Mr. McBride co-founded and served as Vice-President/Portfolio Manager of TrendStar Advisors, LLC from 2003-2009. Mr. McBride was also previously employed by Kornitzer Capital Management, Inc. as a Vice President and research analyst from 2000 until he left to co-found TrendStar Advisors, LLC in August, 2003. Prior to joining Kornitzer Capital, Mr. McBride served in a number of increasingly responsible positions with Hewlett-Packard and subsidiary companies of Hewlett-Packard from 1989 through 2000. Mr. McBride earned a Bachelor of Science, with honors, in Mechanical Engineering from Wichita State University in 1983 and an MBA in Finance from Indiana University in 1989. Mr. McBride is also a graduate of the General Electric Manufacturing Management Program for Manufacturing Engineers in 1986.


SCOUT INTERNATIONAL FUND

James L. Moffett is the lead portfolio manager of the Scout International Fund. Mr. Moffett has served as the lead portfolio manager of the Fund since 1993. His biographical information appears above.

Mr. Gary Anderson is co-portfolio manager of the Scout International Fund. Mr. Anderson joined UMB in 2000 and the Advisor in 2001, following previous employment at Aventis from 1992-2000. Mr. Anderson is a CFA(R) charterholder and a member of the Kansas City CFA Society. Mr. Anderson earned his Bachelor of Arts in Mathematics and MBA from the University of Minnesota.

SCOUT INTERNATIONAL DISCOVERY FUND

James L. Moffett is the lead portfolio manager of the Scout International Discovery Fund. His biographical information appears above. Mr. Moffett has served as the lead portfolio manager of the Scout International Fund since 1993 and of the Scout Stock Fund since May 1999.

Michael D. Stack is the co-portfolio manager of the Scout International Discovery Fund. Mr. Stack joined UMB and the Advisor in February of 2006, following previous employment at Overseas Asset Management (Cayman) LTD from 2002-2004, U.S. Trust Company of New York from 1998-2001 and J&T Securities, Inc. from 1996-1997. Mr. Stack is a CFA(R) charterholder, a member of the Kansas City CFA Society and the CFA Institute. Mr. Stack earned his Bachelor of Commerce degree from University College Dublin and an MBA in Finance from Columbia Business School in New York. Mr. Stack was the assistant portfolio manager of the Scout International Fund from February 2006 through December 2007.


SCOUT BOND FUND


Bruce C. Fernandez is the lead portfolio manager of the Scout Bond Fund. Michael
J. Heimlich is the co-portfolio manager of the Scout Bond Fund. Mr. Fernandez joined UMB and the Advisor in 2008 and is Senior Vice President and Director of Fixed Income Strategies, Asset Management. Mr. Fernandez has more than 25 years investment management experience, including 20 years focused on fixed income investments. Prior to joining UMB in January 2008, he served in a number of capacities for the AG Edwards family of affiliated companies. Most recently, Mr. Fernandez served as the Chief Financial Officer from 2006 to 2007 and the Chief Investment Officer from 2001 to 2006 of AG Edwards Trust Company FSB. Prior to joining AG Edwards, from 1983 to 1987 he was a portfolio manager for General American Life Insurance Company. Mr. Fernandez earned his Bachelor of Science in Business Administration and MBA degrees from Washington University in St. Louis. He is a CFA(R) charterholder and a member of the CFA Society of St. Louis, the CFA Society of Kansas City and the CFA Institute.

Mr. Heimlich joined UMB and the Advisor in 2008 and is Vice President and a portfolio manager in the Fixed Income Strategies Group. Mr. Heimlich has more than nine years of investment management experience. Prior to joining UMB in April 2008, Mr. Heimlich served in many capacities for the AG Edwards family of affiliated companies. Mr. Heimlich served as a fixed income portfolio strategist from 2000 to 2008 and as a portfolio manager from February 2007 to September 2007. Mr. Heimlich earned his Bachelor of Science in Mathematics from Purdue University. He is a CFA(R) charterholder and a member of the CFA Society of St. Louis and the CFA Institute.


--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              17

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of a Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent how much an investor in each Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Financial highlights are presented for each of the Funds. The financial highlights for periods prior to April 1, 2005 for the Scout Stock Fund, the Scout Bond Fund, the Money Market Funds and for periods prior to April 12, 2005 for the Scout International Fund, are from the annual reports of their predecessor funds which were previously organized as Maryland corporations. Effective April 1, 2005, for all the Funds previously organized as Maryland corporations, except the Scout International Fund, shareholders approved the reorganization of these Funds from Maryland corporations (or series thereof) to series of Scout Funds, a Delaware statutory trust. The shareholders of the Scout International Fund approved the reorganization of the Fund from a Maryland corporation to a series of Scout Funds effective April 12, 2005.


In 2009 TrendStar Advisors, LLC ("TrendStar"), the investment advisor to the TrendStar Small-Cap Fund, entered into an agreement to sell its investment advisory business to the Advisor. Under the agreement, Thomas W. Laming and James R. McBride, TrendStar's portfolio managers, joined the Advisor and the TrendStar Small-Cap Fund was reorganized into the Scout Funds family as the Scout TrendStar Small Cap Fund. Prior to the reorganization, the Scout TrendStar Small Cap Fund had no investment operations. The financial highlights information for this Fund is based on the financial history of the TrendStar Small-Cap Fund.

The financial highlights related to periods prior to April 1, 2005 are based on the fees and expenses in effect prior to changes approved by shareholders effective on April 1, 2005. The information for the periods ended June 30, 2005 through 2008 was audited by BKD, LLP except for information related to the Scout TrendStar Small Cap Fund. The information for the periods ended June 30, 2009 has been audited by Deloitte & Touche LLP, whose report, along with each Fund's financial statements, are included in the Annual Report, which is available upon request. With respect to the Scout TrendStar Small Cap Fund, the information for the periods ended September 30, 2004 through 2008 and the period ended June 30, 2009 was audited by Cohen Fund Audit Services, Ltd.


================================================================================
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.

SCOUT STOCK FUND
---------------------------------------------------------------------------------------------------------------

                                                                 FOR THE PERIODS ENDED JUNE 30,
                                                             2009      2008        2007      2006        2005
---------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................   $    12.98  $   15.23  $   15.09  $    15.33  $   14.95
                                                        -------------------------------------------------------
  Income from investment operations:
   Net investment income ............................         0.11       0.16       0.17        0.14       0.13
   Net realized and unrealized gain (loss)
    on securities ...................................        (2.88)     (0.50)      1.78        1.79       0.71
                                                        -------------------------------------------------------
  Total from investment operations ..................        (2.77)     (0.34)      1.95        1.93       0.84
                                                        -------------------------------------------------------

  Distributions from:

   Net investment income ............................        (0.11)     (0.15)     (0.17)      (0.15)     (0.13)
   Net realized gain on securities ..................        (0.14)     (1.76)     (1.64)      (2.02)     (0.33)
                                                        -------------------------------------------------------
Total distributions .................................        (0.25)     (1.91)     (1.81)      (2.17)     (0.46)
                                                        -------------------------------------------------------
Net asset value, end of period ......................   $     9.96  $   12.98  $   15.23  $    15.09  $   15.33
                                                        =======================================================
Total return ........................................       (21.34)%    (3.14)%    13.52%      13.05%      5.67%
                                                        =======================================================


Ratios/Supplemental Data

Net assets, end of period (in millions) .............   $      105  $      90  $      93   $     116  $      93
Ratio of expenses to average net assets:
  Net of waivers/Recovery of fees ...................         0.90%      0.90%      0.90%       0.90%      0.88%
  Before waivers/Recovery of fees ...................         0.94%      0.93%      0.88%       0.93%      0.89%

Ratio of net investment income to average net assets:

  Net of waivers/Recovery of fees ...................         1.13%      1.08%      1.11%       1.04%      0.75%
Before waivers/Recovery of fees .....................         1.09%      1.05%      1.13%       1.01%      0.74%
Portfolio turnover rate .............................           46%        77%        71%         60%        62%



--------------------------------------------------------------------------------
18                                                        SCOUT FUNDS PROSPECTUS

================================================================================
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.


SCOUT MID CAP FUND (Fund Inception October 31, 2006)
-----------------------------------------------------------------------------------------------
                                                              FOR THE PERIODS ENDED JUNE 30,
                                                                 2009        2008        2007
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................   $  11.28    $  12.01    $  10.00
                                                               --------------------------------
  Income from investment operations:
  Net investment income ....................................       0.02         --         0.01
  Net realized and unrealized gain (loss)
   on securities ...........................................      (2.98)       0.17        2.01
                                                               --------------------------------
  Total from investment operations .........................      (2.96)       0.17        2.02
                                                               --------------------------------


  Distributions from:

  Net investment income ....................................      (0.02)        --        (0.01)
  Tax return of capital ....................................         --       (0.07)         --
  Net realized gain on securities ..........................         --       (0.83)         --
                                                               --------------------------------
  Total distributions ......................................      (0.02)      (0.90)      (0.01)
                                                               --------------------------------
Net asset value, end of period .............................   $   8.30    $  11.28    $  12.01
                                                               ================================
Total return ...............................................     (26.27)%      1.39%      20.26%
                                                               ================================


Ratios/Supplemental Data

Net assets, end of period (in millions) ....................   $     56    $     44    $     30
Ratio of expenses to average net assets:
   Net of waivers/Recovery of fees .........................       1.40%       1.40%       1.40%
Before waivers/Recovery of fees ............................       1.39%       1.31%       1.93%
Ratio of net investment income (loss) to average net assets:
  Net of waivers/Recovery of fees ..........................       0.35%      (0.49)%     (0.06)%
  Before waivers/Recovery of fees ..........................       0.36%      (0.40)%     (0.59)%
Portfolio turnover rate ....................................        360%        415%        234%






SCOUT SMALL CAP FUND
-----------------------------------------------------------------------------------------------------

                                                                 FOR THE PERIODS ENDED JUNE 30,
                                                2009        2008        2007       2006        2005
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....   $  16.11    $  18.91    $  17.40    $  15.36    $  14.88
                                             --------------------------------------------------------
  Income from investment operations:
   Net investment loss ...................      (0.04)         --          --          --          --
   Net realized and unrealized gain (loss)
    on securities ........................      (5.09)      (1.40)       2.45        2.45        1.08
                                             --------------------------------------------------------
Total from investment operations .........      (5.13)      (1.40)       2.45        2.45        1.08
                                             --------------------------------------------------------

  Distributions from:

   Net realized gain on securities .......         --       (1.40)      (0.94)      (0.41)      (0.60)
                                             --------------------------------------------------------
Total distributions ......................         --       (1.40)      (0.94)      (0.41)      (0.60)
                                             --------------------------------------------------------
Net asset value, end of period ...........   $  10.98    $  16.11    $  18.91    $  17.40    $  15.36
                                             ========================================================
Total return .............................     (31.84)%     (7.90)%     14.70%      16.16%       7.34%
                                             ========================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ..   $    476    $    674    $    719    $    594    $    330
Ratio of expenses to average net assets ..       1.08%       1.01%       1.02%       1.06%       0.96%
Ratio of net investment loss
  to average net assets ..................      (0.36)%     (0.45)%     (0.13)%     (0.09)%     (0.23)%
Portfolio turnover rate ..................        327%        226%        207%         92%         66%



--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              19

================================================================================
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.



SCOUT TRENDSTAR SMALL CAP FUND (Fund Inception October 31, 2003)
----------------------------------------------------------------------------------------------------------------------------------
                                            FOR THE PERIOD                                                        FOR THE PERIOD
                                            ENDED JUNE 30,            FOR THE PERIODS ENDED SEPTEMBER 30,        ENDED SEPTEMBER 30,
                                              2009(A)           2008          2007          2006         2005            2004
----------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of period .....   $    7.54       $   12.61    $    12.19    $    11.94    $    10.48    $   10.00
                                             --------------------------------------------------------------------------------
  Income from investment operations:
   Net investment loss ...................       (0.02)          (0.29)        (0.12)        (0.10)        (0.07)       (0.05)
   Net realized and unrealized gain (loss)
    on securities ........................       (1.09)          (2.89)         1.70          0.59          1.68         0.53
                                             --------------------------------------------------------------------------------
Total from investment operations .........       (1.11)          (3.18)         1.58          0.49          1.61         0.48
                                             --------------------------------------------------------------------------------
  Distributions from:
   Net realized gain on securities .......          --           (1.89)        (1.16)        (0.24)        (0.15)          --
   Tax return of capital .................          --              --(b)         --            --            --           --
                                             --------------------------------------------------------------------------------
Total distributions ......................          --           (1.89)        (1.16)        (0.24)        (0.15)          --
                                             --------------------------------------------------------------------------------
Paid in capital from redemption fees .....          --              --(c)        --(c)          --            --           --
                                             --------------------------------------------------------------------------------
Net asset value, end of period ...........   $    6.43       $    7.54    $    12.61    $    12.19    $    11.94    $   10.48
                                             ================================================================================
Total return .............................      (14.72)%(d)     (28.20)%       13.44%         4.08%        15.37%        4.80%(d)
                                             ================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ..   $      11       $      20     $     171    $      235    $      193     $     73
Ratio of expenses to average net assets
   Net of waivers ........................        1.40%(e)        1.40%         1.37%         1.36%         1.39%        1.40%(e)
   Before waivers ........................        1.57%(e)        1.42%         1.37%         1.36%         1.39%        1.44%(e)
Ratio of net investment loss
  to average net assets
   Net of waivers ........................       (0.50)%(e)      (0.84)%       (0.79)%       (0.76)%       (0.90)%      (0.81)%(e)
Before waivers ...........................       (0.67)%(e)      (0.86)%       (0.79)%       (0.76)%       (0.90)   %   (0.85)%(e)
Portfolio turnover rate ..................          42%             53%           21%           37%           12%          14%

(a) The Fund elected to change its fiscal year end from September to June. The information presented is for the period October 1, 2008 through June 30, 2009.
(b)  Return of capital resulted in less than $0.005 per share.
(c)  Redemption fees resulted in less than $0.005 per share.
(d)  Not annualized.
(e)  Annualized.



SCOUT INTERNATIONAL FUND (Formerly the UMB Scout WorldWide Fund)(*)

---------------------------------------------------------------------------------------------------------------

                                                                 FOR THE PERIODS ENDED JUNE 30,
                                                2009           2008          2007         2006           2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....   $   34.71     $    36.35     $   29.80     $   24.64     $   21.33
                                             ------------------------------------------------------------------


  Income from investment operations:

   Net investment income .................        0.34           0.43          0.48          0.26          0.22
   Net realized and unrealized gain (loss)
    on securities ........................      (10.59)         (1.02)         7.82          5.47          3.31
                                             ------------------------------------------------------------------
Total from investment operations .........      (10.25)         (0.59)         8.30          5.73          3.53
                                             ------------------------------------------------------------------

  Distributions from:

   Net investment income .................       (0.35)         (0.45)        (0.45)        (0.27)        (0.22)
   Net realized gain on securities .......       (0.98)         (0.60)        (1.30)        (0.30)           --
                                             ------------------------------------------------------------------
Total distributions ......................       (1.33)         (1.05)        (1.75)        (0.57)        (0.22)
                                             ------------------------------------------------------------------
Net asset value, end of period ...........   $   23.13     $    34.71     $   36.35     $   29.80     $   24.64
                                             ==================================================================
Total return .............................      (29.17)%        (1.71)%       28.47%        23.36%        16.58%
                                             ==================================================================


Ratios/Supplemental Data

Net assets, end of period (in millions) ..   $   3,423     $    4,044     $   3,405     $   2,637     $   1,325
Ratio of expenses to average net assets ..        1.02%          0.96%         0.97%         1.03%         1.04%
Ratio of net investment income to
  average net assets .....................        1.56%          1.32%         1.50%         1.08%         1.10%
Portfolio turnover rate ..................          16%            17%           19%           23%           19%


(*) Effective October 31, 2006, the UMB Scout WorldWide Fund was reorganized as the Scout International Fund, and the Fund's investment objective and certain investment policies were changed.



--------------------------------------------------------------------------------
20                                                        SCOUT FUNDS PROSPECTUS

================================================================================
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.

SCOUT INTERNATIONAL DISCOVERY FUND (Fund Inception December 31, 2007)
---------------------------------------------------------------------------------

                                                   FOR THE PERIODS ENDED JUNE 30,
                                                           2009            2008
---------------------------------------------------------------------------------
Net asset value, beginning of period ..............     $    9.73       $   10.00
                                                        -------------------------

     INCOME FROM INVESTMENT OPERATIONS:

         Net investment income ....................          0.05            0.06
         Net realized and unrealized gain
          (loss) on securities ....................         (2.69)          (0.27)
                                                        -------------------------
Total from investment operations ..................         (2.64)          (0.21)
                                                        -------------------------


     DISTRIBUTIONS FROM:

         Net investment income ....................         (0.05)          (0.06)
         Net realized gain on securities ..........         (0.09)             --
                                                        -------------------------
Total distributions ...............................         (0.14)          (0.06)
                                                        -------------------------
Net asset value, end of period ....................     $    6.95       $    9.73
                                                        =========================
Total return ......................................        (26.99)%         (2.09)%
                                                        =========================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...........     $      15       $      12
Ratio of expenses to average net assets:
    Net of waivers ................................          1.60%           1.60%(a)
    Before waivers ................................          3.27%           3.35%(a)
Ratio of net investment income (loss)
 to average net assets:
    Net of waivers ................................          0.94%           1.98%(a)
    Before waivers ................................          0.73%           0.23%(a)

Portfolio turnover rate ...........................            15%             12%(a)


 (A)ANNUALIZED



SCOUT BOND FUND
----------------------------------------------------------------------------------------------------

                                                            FOR THE PERIODS ENDED JUNE 30,
                                               2009        2008        2007        2006        2005
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....   $ 10.97     $ 10.74     $ 10.66     $ 11.16     $ 11.15
                                             -------------------------------------------------------
  Income from investment operations:
   Net investment income .................      0.36        0.41        0.44        0.39        0.41
   Net realized and unrealized gain (loss)
    on securities ........................      0.39        0.23        0.08       (0.47)       0.04
                                             -------------------------------------------------------
Total from investment operations .........      0.75        0.64        0.52       (0.08)       0.45
                                             -------------------------------------------------------

  Distributions from:

   Net investment income .................     (0.36)      (0.41)      (0.44)      (0.42)      (0.41)
   Net realized gain on securities .......        --          --          --          --       (0.03)
                                             -------------------------------------------------------
Total distributions ......................     (0.36)      (0.41)      (0.44)      (0.42)      (0.44)
                                             -------------------------------------------------------
Net asset value, end of period ...........   $ 11.36     $ 10.97     $ 10.74     $ 10.66     $ 11.16
                                             =======================================================
Total return .............................      6.99%       6.02%       4.90%      (0.71)%      4.08%
                                             =======================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ..   $   129     $    88     $    93     $   119     $    76
Ratio of expenses to average net assets:
 Net of waivers/Recovery of fees .........      0.57%       0.87%       0.87%       0.87%       0.87%
 Before waivers/Recovery of fees .........      0.71%       0.91%       0.87%       0.90%       0.89%
Ratio of net investment income to
  average net assets:
  Net of waivers/Recovery of fees ........      3.18%       3.67%       4.04%       3.74%       3.65%
  Before waivers/Recovery of fees ........      3.04%       3.63%       4.05%       3.71%       3.63%
Portfolio turnover rate ..................        46%         74%         34%         11%         25%



--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              21

================================================================================
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.

SCOUT MONEY MARKET FUND -- FEDERAL PORTFOLIO - INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------

                                                                 FOR THE PERIODS ENDED JUNE 30,
                                               2009        2008            2007           2006            2005
----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                          ----------------------------------------------------------------------
  Income from investment operations:

  Net investment income ...............         0.01           0.03           0.05           0.04           0.02
                                          ----------------------------------------------------------------------

  Distributions from:

  Net investment income ...............        (0.01)         (0.03)         (0.05)         (0.04)         (0.02)
                                          ----------------------------------------------------------------------
  Net asset value, end of period ......   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                          ======================================================================
Total return ..........................         0.61%          3.38%          4.82%          3.62%          1.69%
                                          ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $      185     $      167     $      278      $     205      $     203
Ratio of expenses to average net assets
   Net of waivers .....................         0.48%(a)       0.47%(b)       0.46%(b)       0.50%(b)       0.51%(b)
  Before waivers ......................         0.52%          0.47%          0.46%          0.50%          0.51%
Ratio of net investment income to

  average net assets

   Net or waivers .....................         0.59%(a)       3.26%(b)       4.73%(b)       3.58%(b)       1.65%(b)
  Before waivers ......................         0.55%          3.26%          4.73%          3.58%          1.65%

(a) The Advisor has voluntarily waived (in thousands) $79 of Investment Advisory fees.
(b) Ratio reflects no waiver.




SCOUT MONEY MARKET FUND -- PRIME PORTFOLIO - INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------

                                                                 FOR THE PERIODS ENDED JUNE 30,
                                              2009          2008            2007           2006           2005
----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                          ----------------------------------------------------------------------
  Income from investment operations:

  Net investment income ...............         0.01           0.04           0.05           0.04           0.02
                                          ----------------------------------------------------------------------

  Distributions from:

  Net investment income ...............        (0.01)         (0.04)         (0.05)         (0.04)         (0.02)
                                          ----------------------------------------------------------------------
Net asset value, end of period ........   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                          ======================================================================
Total return ..........................         0.81%          3.58%          4.90%          3.68%          1.71%
                                          ======================================================================


Ratios/Supplemental Data

Net assets, end of period (in millions)   $      401     $      526      $     671      $     572      $     517
Ratio of expenses to average net assets
   Net of waivers .....................         0.50%(a)       0.48%(b)       0.46%(b)       0.50%(b)       0.50%(b)
   Before waivers .....................         0.53%          0.48%          0.46%          0.50%          0.50%


Ratio of net investment income to
  average net assets

   Net of waivers .....................         0.84%(a)       3.47%(b)       4.80%(b)       3.64%(b)       1.69%(b)
  Before waivers ......................         0.81%          3.47%          4.80%          3.64%          1.69%

(a) The Advisor has voluntarily waived (in thousands) $181 of Investment
    Advisory fees.
(b) Ratio reflects no waiver.




--------------------------------------------------------------------------------
22                                                        SCOUT FUNDS PROSPECTUS

================================================================================
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.

SCOUT TAX-FREE MONEY MARKET FUND - INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------

                                                                 FOR THE PERIODS ENDED JUNE 30,
                                              2009           2008           2007          2006            2005
----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                          ----------------------------------------------------------------------
  Income from investment operations:

  Net investment income ...............         0.01           0.02           0.03           0.02           0.01
                                          ----------------------------------------------------------------------

  Distributions from:

  Net investment income ...............        (0.01)         (0.02)         (0.03)         (0.02)         (0.01)
                                          ----------------------------------------------------------------------
Net asset value, end of period ........   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                          ======================================================================
Total return ..........................         0.70%          2.36%          3.14%          2.37%          1.25%
                                          ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $      122     $    124       $      140      $     110      $     147
Ratio of expenses to average net assets
   Net of waivers .....................         0.58%(a)       0.53%(b)       0.49%(b)       0.53%(b)       0.51%(b)
  Before waivers ......................         0.58%          0.53%          0.49%          0.53%          0.51%
Ratio of net investment income to

  average net assets

   Net of waivers .....................         0.68%(a)       2.29%(b)       3.10%(b)       2.33%(b)       1.24%(b)
   Before waivers .....................         0.68%          2.29%          3.10%          2.33%          1.24%


(a) The Advisor has voluntarily waived (in thousands) $2 of Investment Advisory fees.
(b) Ratio reflects no waiver.







--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              23

--------------------------------------------------------------------------------
BEFORE YOU INVEST
--------------------------------------------------------------------------------

PROSPECTUS. This Prospectus contains important information about the Funds. Please read it carefully before you decide to invest.

ACCOUNT REGISTRATION. Once you have decided which Fund or Funds to invest in, you must select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine what form of account registration best meets your needs.

Available forms of registration include:

     o INDIVIDUAL OWNERSHIP. If you have reached the legal age of majority in your state of residence, you may open an individual account.

     o JOINT OWNERSHIP. Two or more individuals may open an account together as joint tenants with rights of survivorship, tenants in common or as community property.

     o CUSTODIAL ACCOUNT. You may open an account for a minor under the Uniform Gifts to Minors Act/Uniform Transfers to Minors Act for your state of residence.

     o CORPORATE/TRUST OWNERSHIP. Corporations, trusts, charitable organizations and other businesses may open accounts.

     o IRAS AND OTHER TAX-DEFERRED ACCOUNTS. The Funds offer a variety of retirement accounts for individuals. Please refer to "Retirement Account Options" below for more information about these types of accounts.

ACCOUNT MINIMUMS. You also must decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

--------------------------------------------------------------------------------
                                                        INITIAL       ADDITIONAL
                                                        MINIMUM         MINIMUM
TYPE OF ACCOUNT                                        PURCHASE         PURCHASE
--------------------------------------------------------------------------------
Regular (Individual, joint, corporate or trust)         $1,000             $100
--------------------------------------------------------------------------------
IRA (including spousal, Roth & SEP IRAs and
Coverdell Education Savings Accounts)                     $100             $100
--------------------------------------------------------------------------------
Gifts to Minors (UGMA/UTMA)                               $250             $100
--------------------------------------------------------------------------------
Automatic Investment Plan                                 $100              $50
--------------------------------------------------------------------------------
Exchanges                                               $1,000           $1,000
--------------------------------------------------------------------------------


DETERMINING YOUR SHARE PRICE. The price at which you purchase and redeem a Fund's shares is called the Fund's net asset value per share ("NAV"). A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time) on days when the Fund is open for business. The Funds are open for business on the same days that the NYSE is open for trading. The NYSE is closed on weekends, national holidays and Good Friday. If the NYSE is closed (other than for a national holiday or weekend), the Money Market Funds will remain open for business on each day that national banks are generally open for business, the U.S. government securities markets are open, and the Advisor determines that there is sufficient liquidity in those markets. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by UMB Fund Services, Inc., the Funds' transfer agent (the "Transfer Agent"). "Good order" means that the account application has been properly completed and signed and payment for the shares has been made (instructions for purchasing shares can be found on page 25). Additional requirements for "good order" can be found in the "Customer Identification Program" section of the Prospectus. Certain intermediaries that have made satisfactory contractual arrangements are authorized to accept purchase, redemption or exchange orders for Fund shares. In such cases, when the intermediaries have received your order (and payment if necessary) prior to the close of trading on the NYSE, the order is processed at the NAV per share next calculated after receipt of the order by the intermediary. The Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day's NAV when the NYSE closes early, or, in the case of the Scout Bond Fund and/or the Money Market Funds, when the bond markets or the Federal Reserve Bank of Kansas City closes early, trading on the NYSE is restricted or as otherwise permitted by the Securities and Exchange Commission. The Board may, for any business day, decide to change the time as of which a Fund's NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the Securities and Exchange Commission.


Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market(R) and Small Cap(R) exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market(R) and Small Cap(R) securities will be valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ's published procedures if it falls outside this range. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilize both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. The Money Market Funds value assets on the basis of amortized cost as further described in the SAI.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Advisor using procedures adopted by, and under the supervision of, the Board. A Fund will also value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its NAV.


In addition, the fair value procedures are also used to limit the Scout Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Funds' possible exposure to investors who engage in the type of market-timing trading that seeks to take advantage of possible delays between the change in the value of a Fund's portfolio holdings and the reflection of the change in the NAV of a Fund's shares (as further described in the "Arbitrage market timing" section). For example, if the Scout TrendStar Small Cap, International or International Discovery Fund holds a portfolio security traded on a foreign exchange that closes prior to the time that the Fund calculates its NAV and an event that may affect the value of that foreign security occurs after the foreign market closes, the Advisor will review the closing price of the foreign security on the foreign exchange to determine whether the price at the foreign market close accurately reflects the fair market value of the foreign security at the time that the Fund calculates its NAV. Likewise, if the Scout Mid Cap, Small Cap, TrendStar Small Cap or International Discovery Fund holds a thinly traded security and there is not a significant amount of market activity on a trading day, the Advisor will review the closing price to determine if the closing price accurately reflects the fair market value of that thinly traded security. If the Advisor determines that the price at the foreign market close does not accurately reflect the fair market value of the foreign security when the Scout TrendStar Small Cap, International or International Discovery Fund calculates its NAV or that the closing price of the thinly traded security does not accurately reflect the fair market value of the security at the time the Scout

--------------------------------------------------------------------------------
24                                                        SCOUT FUNDS PROSPECTUS

================================================================================

Mid Cap, Small Cap, TrendStar Small Cap or International Discovery Fund calculates its NAV, the Advisor will take steps to determine the fair market value of the security.


The Funds' fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service's prices to reflect events materially affecting the values of the Funds' foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE. In certain circumstances, if events occur that materially affect the values of the Funds' foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

If a Fund owns any foreign securities that are traded on foreign exchanges that are open on weekends or other days when the Funds do not price their shares, the value of the Fund's portfolio securities may change on days when the Fund does not calculate its NAV and when shareholders will not be able to purchase or redeem Fund shares.

To the extent that the Advisor determines the fair market value of a security, it is possible that the fair market value determined by the Advisor will not exactly match the market price of the security when the security is sold by the Fund.

BUYING SHARES

You can buy shares directly from the Funds or through a financial services agent such as a bank, financial or investment advisor or broker-dealer, or other institution that the Funds have authorized to sell shares. If you maintain certain accounts at UMB, or another institution (such as a bank or broker-dealer) that has entered into an agreement with the Funds to provide services to its shareholders, you may purchase shares through your institution in accordance with its procedures. Please see "Transactions Through UMB Bank, n.a. and Other Institutions" below for more details.


TO OPEN AN ACCOUNT OR BUY ADDITIONAL SHARES DIRECTLY FROM THE FUNDS, JUST FOLLOW THESE STEPS:

TO OPEN AN ACCOUNT

BY MAIL:
o Complete and sign the account application or an IRA application. If you do not complete the application properly, your purchase may be delayed or rejected.
o Make your check payable to the "Scout Funds." The Funds do not accept cash, money orders, third party checks, travelers checks, credit card checks, checks drawn on banks outside the United States or other checks deemed to be high risk.
o For IRA accounts, please specify the year for which the contribution is made.

MAIL YOUR APPLICATION AND CHECK TO:
Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

BY OVERNIGHT COURIER, SEND TO:
Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

BY TELEPHONE:
You may not make your initial purchase by telephone.

BY WIRE:
o To purchase shares by wire, the Transfer Agent must have received a completed application and issued an account number to you. Call 1-800-996-2862 for instructions prior to wiring the funds.
o    Send your investment to UMB with these instructions:

UMB Bank, n.a.
ABA# 101000695
For Credit to the Scout Funds
A/C# 9871062406

For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name of Fund to be purchased.

ONLINE:
Visit the Funds' web site, complete and electronically submit the online application. Accounts for third parties, trusts, corporations, partnerships and other entities may not be opened online and are not eligible for online transactions.

TO ADD TO AN ACCOUNT

BY MAIL:
o Complete the investment slip that is included in your account statement and write your account number on your check.
o If you no longer have your investment slip, please reference your name, account number and address on your check, and the name of the Fund(s) in which you want to invest.
o    Make your check payable to the "Scout Funds."

MAIL THE SLIP AND CHECK TO:
Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241


BY OVERNIGHT COURIER, SEND TO:
Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301


BY TELEPHONE:
o You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-800-996-2862 to purchase shares in an existing account.
o Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

BY WIRE:
Send your investment to UMB by following the instructions listed in the column to the left.


ONLINE:
Visit the Funds' web site and complete the online form to add to your account in amounts of $100 or more.

--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              25

================================================================================


If your purchase request is received by the Transfer Agent or other authorized agent before the close of trading on the NYSE (usually 3:00 p.m. Central Time) on a day when the Funds are open for business, your request will be executed at that day's NAV, provided that your application is in good order. "Good order" means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If your request is received after the close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase transactions at any time, without prior notice. A Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, your date of birth (for a natural person), your residential address or principal place of business, (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number (or Social Security Number). Additional information is required for corporations, partnerships, trusts and other entities. Applications without such information will not be considered in good order. The Funds reserve the right to deny applications or redeem your account if the application is not in good order or they are unable to verify your identity.

AUTOMATIC INVESTMENT PLAN (AIP)

To make regular investing more convenient, you can open an AIP with an initial investment of $100 and a minimum of $50 per transaction after you start your plan. Purchases made pursuant to an AIP may not exceed $50,000 per transaction. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, or 25th of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled, your AIP will be terminated and you will be responsible for any resulting losses to the Funds. Your AIP will also be terminated in the event two successive mailings to you are returned by the United States Post Office as undeliverable. If this occurs, you must call or write to reinstate your AIP. You can terminate your AIP at any time by calling the Funds at least five business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

ADDITIONAL PURCHASE INFORMATION

o    The Funds do not issue certificates for shares.

o If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the Transfer Agent. The Fund may redeem shares you own in this or another identically registered Fund account as reimbursement for any such losses.

o You must provide the Funds with a Social Security Number or Taxpayer Identification Number and certify that the number is correct, as well as certify that you are a United States person (including a U.S. resident alien) and that you are not subject to backup withholding before your account can be established. If you do not provide these certifications on your account application, the Funds will be required to withhold and remit to the IRS a percentage of dividends, capital gains distributions and redemptions as set forth in applicable IRS Rules and Regulations. The Funds must also withhold if the IRS instructs them to do so.

o The Funds are only offered to residents of the United States. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

o The Funds will not accept your application if you are investing for another person as attorney-in-fact. The Funds will not accept applications that list "Power of Attorney" or "POA" in the registration section.

o Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.

TRANSACTIONS THROUGH UMB BANK, N.A. AND OTHER FINANCIAL SERVICES COMPANIES. In addition to purchasing shares directly from the Funds, you may invest through financial services companies such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale. UMB Trust Department customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions. Customers of other financial services companies should contact their account officers for appropriate purchase instructions. Please note that your financial services company may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares than those described in the Prospectus. In addition, these intermediaries may place limits on your ability to use services the Funds offer. To determine whether you may purchase shares through your financial services company, contact the company directly.

PAYMENTS TO FINANCIAL SERVICES COMPANIES. The Advisor, at its own expense (that is, without additional cost to a Fund or its shareholders), may make payments to financial services companies as compensation for distribution and support services relating to the Funds. This includes fees paid to UMB Financial Services, Inc. and UMB on Fund shares held in customer accounts for services rendered. For example, the Advisor may make payments to gain access to mutual fund trading platforms or similar programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection with such platforms and programs. These platforms make Fund shares available through the financial services company's sales system, and give access to the company's sales representatives and customers; hence, providing "shelf-space" for the Funds. In addition, the financial services company may also provide various shareholder services through the platform such as establishing and maintaining shareholder accounts, processing sales and redemptions of shares, supplying account statements, mailing Fund-related documents and answering shareholder inquiries about the Funds. These payments to financial services companies would be in addition to Fund payments described in this Prospectus. The amount of the payments to different financial services companies may be different. The aggregate amount of these additional payments could be substantial. These additional payments may include amounts that are sometimes referred to as "revenue sharing" payments. The payments may create an incentive for the recipient to recommend or sell shares of a Fund to you. Please contact your financial intermediary for details about additional payments it may receive and any potential conflict of interest.

--------------------------------------------------------------------------------
26                                                        SCOUT FUNDS PROSPECTUS

--------------------------------------------------------------------------------
SELLING SHARES
--------------------------------------------------------------------------------

When you purchase your shares directly from the Funds, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at UMB, or another financial services agent and you appear on the Funds' records as the registered account holder. These redemption instructions do not apply to Fund shares held in an omnibus account. You may redeem your shares of a Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. There is a $13 fee for each wire transfer. The Funds normally pay redemption proceeds within two business days, but may take up to 7 days (or up to 15 days for shares recently purchased by check, while the Funds wait for funds to become available).

BY MAIL

o Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.

o Sign the request exactly as the shares are registered. All account owners must sign.


o    Include a Medallion signature guarantee, if necessary (see page 28).


o Send your request to:

REGULAR MAIL                              OVERNIGHT COURIER

Scout Funds                               Scout Funds
P.O. Box 1241                             803 West Michigan Street
Milwaukee, WI 53201-1241                  Milwaukee, WI 53233-2301


BY TELEPHONE

o You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

o Call 1-800-996-2862, between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

ONLINE

o If you have registered for online transaction privileges, you may redeem shares online for any amount between $500 and $50,000.

Redemption requests received in "good order" before the close of the NYSE (usually 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day's NAV. "Good order" means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If you are attempting to redeem from unsettled purchases or uncollected funds, your request will be returned to you.

Please note that the Funds may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a Medallion signature guarantee or other documentation is required, please call 1-800-996-2862.

REDEMPTION FEE


Shares of the Scout Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Funds that are sold or exchanged within two months of purchase will be assessed a redemption fee of 2.00%. This redemption fee is imposed to discourage short-term trading and is paid to a Fund to help offset any costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions, redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan), redemptions or exchanges in a discretionary asset allocation or wrap program ("wrap programs") that are made as a result of a full withdrawal from the wrap program, involuntary redemptions, such as those resulting from a shareholder's failure to maintain a minimum investment in the Funds, or to pay shareholder fees, redemptions and exchanges effected by other mutual funds that are sponsored by the Advisor or its affiliates, and otherwise as the Scout Funds or the Board may determine in their sole discretion. The redemption fee will also not apply to accounts for which UMB serves as custodian, trustee or in any other fiduciary capacity, to employer-sponsored retirement plans such as 401(k) plans, or to accounts to which the application of the redemption fee is not technologically feasible, such as certain omnibus accounts maintained by a financial intermediary. Certain intermediaries may not apply the exemptions listed above to the redemption fee or may exempt transactions not listed above from the redemption fee. For shares that are held through a financial intermediary, in an omnibus or other group account, the Funds rely on the financial intermediary to assess the redemption fee on underlying shareholder accounts. Certain intermediaries may use criteria and methods for tracking, applying and/or calculating the redemption fee that may differ in some respects from that of the Funds. The redemption fee will apply to custody, trust or other fiduciary accounts held directly at the Funds. The redemption fee is deducted from the proceeds of the redemption or exchange and is paid directly to the affected Fund referenced above. If you bought shares in the Funds referenced above on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies ("first-in, first-out").


SYSTEMATIC WITHDRAWAL PLAN (SWP)

You can have shares automatically redeemed from your account on a regular basis by using our SWP. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly basis, on the 5th, 10th, 15th, 20th, or 25th of the month. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.

ADDITIONAL REDEMPTION PROVISIONS

o Once we receive your order to redeem shares, you may not revoke or cancel it. The Funds cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

o If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.

o If you request that your redemption be sent via overnight delivery, we will deduct $15 from your account to cover the associated costs.

o The Funds reserve the right to suspend the redemption of shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.

o Under certain circumstances, a Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              27

================================================================================

REDEEMING AND EXCHANGING THROUGH UMB BANK, N.A. AND OTHER INSTITUTIONS

If you purchase your shares through an account at UMB or another financial services agent, you must redeem or exchange them in accordance with the instructions governing that account. You should direct questions regarding these types of redemptions or exchanges to your account representative. Please note that when shares are purchased through UMB or another institution, you may be charged a fee by that institution for providing services in connection with your account.

TELEPHONE TRANSACTIONS

o In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Funds reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

o The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

MEDALLION SIGNATURE GUARANTEES

The Funds will require the Medallion signature guarantee of each account owner in the following situations:

o    to change ownership on your account;

o to send redemption proceeds to a different address than is currently on the account;

o    to have the proceeds paid to someone other than the account's owner;

o to transmit redemption proceeds by federal funds wire or ACH to a bank other than your bank of record;

o    to add check-writing privileges;

o    to add telephone privileges;

o    to change the name on your account due to marriage or divorce;

o to transfer your Fund IRA to another fund family (on the IRA transfer form);

o if a change of address request has been received by the Transfer Agent within the last 60 days; or

o    if your redemption is for $50,000 or more.

A Medallion signature guarantee request may not be sent by facsimile.

The Funds require Medallion signature guarantees to protect both you and the Funds from possible fraudulent requests to redeem shares. You can obtain a Medallion signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor. Medallion signature guarantee requirements also apply to certain transactions on accounts involving executors, administrators, trustees or guardians. To determine if a Medallion signature guarantee is required, please call 1-800-996-2862.

SMALL ACCOUNTS. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Funds reserve the right to close an account when your account balance falls below $1,000 (or the specified account minimum investment) for reasons other than a change in the market value. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $1,000. This provision does not apply to accounts held through financial services agents, retirement plan accounts, active AIPs or UGMA/UTMA accounts.

--------------------------------------------------------------------------------
EXCHANGING SHARES
--------------------------------------------------------------------------------

FUND TO FUND EXCHANGE. You may exchange shares in one Fund for shares in another Fund in writing, online, or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. The minimum amount you may exchange is $1,000 (or the initial minimum investment requirement).

The following additional rules and guidelines apply:

o    Each account must be registered identically;

o You must meet the Fund's initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must have a value of at least $2,500 when initiating an automatic exchange;

o You may open a new account or purchase additional shares by exchanging shares from an existing Fund account. New accounts opened by exchange will have the same registration as the existing account and are subject to the minimum initial investment requirements; and


o Exchanges of shares of the Scout Mid Cap, Small Cap, TrendStar Small Cap, International or International Discovery Funds held two months or less will trigger the redemption fee.


Additional documentation and a Medallion signature guarantee may be required for exchange requests from accounts registered in the name of a corporation, partnership or fiduciary. Please call 1-800-996-2862 to determine if a Medallion signature guarantee or other documentation is required.

If your order is received before close of trading on the NYSE (usually 3:00 p.m. Central Time) it will be processed at that day's NAV. Please note that the exchange of shares results in the sale of one Fund's shares and the purchase of another Fund's shares. As a result, an exchange could result in a gain or loss and a taxable event for you. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

AUTOMATIC EXCHANGES

You can authorize automatic monthly exchanges ranging from $100 to $50,000 from one Fund account to another identically registered Fund account. The exchange will take place on the 5th, 10th, 15th, 20th, or 25th of the month, as selected by you. Exchanges will continue until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

MARKET TIMING

The Funds are not to be used as vehicles for short-term trading or market timing, and therefore, the non-Money Market Funds will not honor requests for purchases or exchanges by shareholders who identify themselves as market timers or are identified by the Funds as engaging in a pattern of frequent trading potentially injurious to the Funds. "Frequent trading potentially injurious to

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28                                                        SCOUT FUNDS PROSPECTUS

================================================================================

the Funds" is a sale or exchange of Fund shares exceeding a designated monetary threshold within 20 days of the purchase of such Fund shares.

The Funds believe that frequent trading strategies or market timing may adversely affect the Funds and their shareholders. A pattern of frequent trading or market timing may interfere with the efficient management of a Fund's portfolio, materially increase a Fund's transaction costs, administrative costs or taxes, and/or impact Fund performance.

In order to reduce the risks of frequent trading and market timing, the Funds' Board of Trustees has adopted redemption fees for certain Funds and has adopted, and management has implemented, policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions (or exchanges) of Fund shares in order to protect long-term Fund shareholders. The Funds reserve the right to restrict, reject, suspend, limit or terminate, without prior notice, the purchase or exchange privilege of any investor, or any financial intermediary firm, who appears to be employing a frequent trading or market-timing strategy or for any other reason.

The Funds maintain surveillance procedures to detect frequent trading or market timing of Fund shares. As part of this surveillance process, the purchase and subsequent sale or exchange of Fund shares exceeding the monetary threshold for transactions within a 20-day period are examined. To the extent that transactions exceeding the monetary threshold within a 20-day period are identified, the Funds will place a "block" on the account (and may also block the accounts of clients of the particular adviser or broker considered responsible for the trading). The Funds may modify their surveillance procedures and criteria from time to time without prior notice, subject to Board approval, as necessary or appropriate to improve the detection of frequent trading or to address specific circumstances. In the case of financial intermediaries, the application of the surveillance procedures will be subject to the limitations of the intermediaries' monitoring systems and/or ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to a Fund. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence.

Management has determined that certain short-term purchases and redemptions (or exchanges) are not disruptive or harmful to the Funds' long-term shareholders, such as transactions conducted through systematic investment or withdrawal plans, certain asset allocation program transactions or trades within a Money Market Fund, and therefore such transactions generally are not subject to the surveillance procedures. Additional exceptions may be granted where extraordinary or unique circumstances indicate that a transaction (or series of transactions) does not adversely affect the Fund or its shareholders and is not part of a frequent trading or market timing strategy. Any such exceptions are subject to advance approval by the Funds' President, among others, and are subject to oversight by the Chief Compliance Officer and the Board.


The portfolio securities of the Scout Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Funds may make those Funds more susceptible to frequent trading or market timing strategies. Some foreign securities in which the Scout Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Funds have authority to invest or some thinly traded securities in which the Scout Mid Cap, Small Cap, TrendStar Small Cap or International Discovery Funds may invest could subject those Funds to "arbitrage market timing," as described below. To reduce the susceptibility of these Funds to arbitrage market timing, the Board has also approved a redemption fee on Scout Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Fund shares sold or exchanged within two months of purchase. Details of the redemption fee are disclosed on page 27.


The Funds' market timing policies do not relate to the Money Market Funds because the Money Market Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management. There can be no assurance, however, that the Money Market Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

MARKET TIMING THROUGH FINANCIAL INTERMEDIARIES. Shareholders are subject to the Funds' policy prohibiting frequent trading or market timing regardless of whether they invest directly with the Funds or indirectly through a financial intermediary such as a broker-dealer, a bank, an investment advisor or an administrator or trustee of a 401(k) retirement plan that maintains an omnibus account with the Funds for trading on behalf of its customers. To the extent required by applicable regulation, the Funds or the Transfer Agent enter into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary. While the Funds monitor accounts of financial intermediaries and will encourage financial intermediaries to apply the Funds' policy prohibiting frequent trading or market timing to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity, enforce the Funds' policy prohibiting frequent trading or enforce any applicable redemption fee with respect to customers of financial intermediaries. In certain circumstances, the Funds may determine that a financial intermediary's frequent trading policies sufficiently protect Fund shareholders even though they may be different than the Funds' policies. In those instances the Funds may not require the financial intermediary to enforce the Funds' policies. Please contact your financial intermediary for details regarding your financial intermediary's frequent trading policies and any related restrictions.

Certain financial intermediaries may also be limited with respect to their monitoring systems and/or their ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to a Fund. For example, should it occur, the Funds may not be able to detect frequent trading or market timing that may be facilitated by financial intermediaries or it may be more difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. In certain circumstances, financial intermediaries such as 401(k) plan providers may not have the technical capability to apply the Funds' policy prohibiting frequent trading to their customers. In addition, certain intermediaries may use criteria and methods for tracking, applying and/or calculating the redemption fee that may differ in some respects from that of the Funds. Reasonable efforts will be made to identify the financial intermediary customer engaging in frequent trading. Transactions placed through the same financial intermediary that violate the policy prohibiting frequent trading may be deemed part of a group for purposes of the Funds' policy and may be rejected in whole or in part by the Funds. However, there can be no assurance that the Funds will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.


ARBITRAGE MARKET TIMING. The Scout Mid Cap, TrendStar Small Cap, International and International Discovery Funds have the authority to invest in foreign securities that are traded on foreign exchanges and the Scout Mid Cap, Small Cap, TrendStar Small Cap and International Discovery Funds have the authority to invest in securities that are thinly traded. To the extent the Scout Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Funds invest in these types of securities, respectively, the Funds may be exposed to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change of the value of a Fund's portfolio holdings and the reflection of the change in the NAV of the Fund's shares, sometimes referred to as "arbitrage market timing." For example, the Scout Mid Cap, TrendStar Small Cap, International or International Discovery Fund may hold portfolio securities that are traded on a foreign exchange that closes prior to the time that the Fund calculates its NAV. If an event that affects the value of that foreign security occurs prior to the time that the Scout Mid Cap, TrendStar Small Cap, International or International Discovery Fund calculates its NAV, the closing price of the foreign security may not accurately represent the value of the foreign security at the time the Fund calculates its NAV. Likewise, if the Scout Mid Cap Fund, Small Cap, TrendStar Small Cap or International Discovery Fund invests in a security that is thinly traded, the closing price of that security may not accurately represent the market value of that security at the time the Fund calculates its NAV. There is

--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              29

================================================================================

the possibility that such "arbitrage market timing" trading, under certain circumstances, may dilute the value of a Fund's shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs that do not reflect the appropriate fair value prices of those portfolio securities. To reduce the risk of arbitrage market timing, the Funds have procedures to determine the fair value of a portfolio security if there is an indication that, for example, a closing price on a foreign market or closing price of a thinly traded security may not reflect the accurate fair market value of the security.


MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account.

NAME CHANGES. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree, as applicable, or have your signatures Medallion guaranteed.

ADDRESS CHANGES. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-996-2862.

TRANSFER OF ACCOUNT OWNERSHIP. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, date of birth, address and Social Security Number of the person to whom the shares are being transferred. The letter must be signed by all living registered owners. You will also need to include a Medallion signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional documents are required.

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SPECIAL FEATURES AND SERVICES
--------------------------------------------------------------------------------

RETIREMENT AND SAVINGS ACCOUNT OPTIONS

The Funds offer a variety of retirement and savings accounts for which UMB serves as trustee or custodian. These accounts may offer tax advantages. For information on establishing retirement accounts, please call 1-800-996-2862. You should consult with your legal and/or tax advisor before you establish a retirement account.

The Funds currently offer the following kinds of retirement plans and savings account:

o Traditional IRA (including spousal IRA)       o  SEP-IRA

o  Rollover IRA                                 o  Coverdell Education Savings
                                                   Account
o  Roth IRA

ACH TRANSACTIONS

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

AUTOMATED TELEPHONE SERVICE

The Funds offer 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds, gives you account balances and history (e.g., last transaction, portfolio manager perspective and latest dividend distribution) and allows you to transact on your account. To access the automated system, please call 1-800-996-2862.

CHECK WRITING

This service is available if you own shares of one of the Money Market Funds. Check writing allows you to redeem shares of a Fund by writing a check. Each check must be for an amount of at least $500 up to $50,000. To select this option, please complete the appropriate section when filling out your application. You will receive special checks from the Funds' Transfer Agent. If you did not select the check writing option at the time you filled out your original application, please call 1-800-996-2862 for assistance.

--------------------------------------------------------------------------------
OTHER SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

WEB SITE

You can obtain the most current Prospectus and shareholder reports for the Funds, as well as current performance information, applications and other Fund information by visiting the Funds' web site at scoutfunds.com.

In addition, you may enroll on the Funds' web site to establish online transaction privileges, which will enable you to buy, sell or exchange shares of the Funds online. In order to conduct online transactions, you must have telephone transaction privileges. You will be required to enter into a user's agreement during the enrollment process in order to initiate online transaction privileges. Payment for purchase of shares online may be made only through an ACH debit of your bank account. Therefore, to purchase shares online, you must also have ACH instructions on your account. If you open an account online, any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent by check, wire or ACH transfer to the address or bank account of record.

You should be aware that the Internet is an unsecured, unstable and unregulated environment. Your ability to use the Funds' web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their Distributor and their Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may also be times when the Funds' web site is unavailable for transactions or other purposes. Should this occur, you should consider buying, selling or exchanging shares by another method. Neither the Funds, their Transfer Agent or Distributor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information. In addition, neither the Funds, their Transfer Agent or Distributor will be liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

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30                                                        SCOUT FUNDS PROSPECTUS

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SHAREHOLDER COMMUNICATIONS

DISCLOSURE OF PORTFOLIO HOLDINGS. Each Fund (other than the Money Market Funds) makes a complete list of its portfolio holdings publicly available on the Funds' web site, umbscoutfunds.com, approximately thirty days after the end of each fiscal quarter. Further, each Fund that holds equity securities discloses its top ten equity holdings on the Funds' web site approximately fifteen days after the end of each fiscal quarter. This information is made available in order to enhance communications to the Funds' shareholders and provide them with additional means of monitoring and evaluating their investments in the Funds. A further description of the Funds' policies and procedures with respect to the disclosure of a Fund's portfolio securities is available in the Funds' SAI.

CONFIRMATIONS. You will receive a confirmation each time you buy, sell or exchange Fund shares. AIP participants receive quarterly confirmations of all automatic transactions.

QUARTERLY AND ANNUAL STATEMENTS. You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

Please review your statement and notify us immediately if there are any discrepancies in the information. You must contact the Funds in writing regarding any errors or discrepancies on your statement within 90 days of the date of the statement confirming a transaction. The Funds reserve the right to deny your ability to refute a transaction if you fail to notify the Funds within such 90 day time period.

SEMI-ANNUAL AND ANNUAL REPORTS. The Funds send Semi-Annual and Annual Reports to their shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Funds' portfolio holdings at the end of their semi-annual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Funds' performance for their most recently completed fiscal year, including relevant market conditions and the investment strategies and techniques that were used.

PROSPECTUS. Each year, the Funds will send all record shareholders a current Prospectus. Please read the Prospectus and keep it for future reference.

FORM 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year, and a Form 1099-B showing shares you sold during the year.

FORM 5498. If you contributed to an IRA during the year you will receive a Form 5498 verifying your contribution.

You may elect to receive confirmations, statements and/or Annual and Semi-Annual Reports via email by completing and submitting the consent form on the Funds' web site.

HOUSEHOLDING

To help lower the Funds' expenses, we attempt to eliminate duplicate mailings of Prospectuses, Annual and Semi-Annual Reports to shareholders. When two or more Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semi-Annual Report to that address rather than mailing separate documents to each shareholder. You can elect to receive individual copies of these regulatory mailings at any time by calling 1-800-996-2862. The Funds will begin sending you individual copies of these regulatory mailings within 30 days after your request.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds' behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are contractually obligated and responsible for transmitting orders that are accepted by them prior to the close of trading on the NYSE (usually 3:00 p.m. Central Time) and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.

A dividend from net investment income represents the income a Fund earns from dividends and interest received on its investments, after payment of the Fund's expenses. A capital gain arises from the increase in the value of a security that a Fund holds. A Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

The Scout Bond Fund and the Money Market Funds will declare a dividend every business day, equal to substantially all of their undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly.

The Scout Stock, Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Funds will pay substantially all of their net investment income semi-annually, usually in June and December.

The Funds will pay any net realized capital gains annually, usually in December. The Money Market Funds' policies relating to maturities make it unlikely that they will have capital gains or losses. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. The Funds will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash or directed toward an investment in another Fund. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

ANNUAL STATEMENTS. Every January you will receive a statement that shows the tax status of distributions you received the previous calendar year. The Funds are also required to include on your information statement, exempt-interest dividends and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The


--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              31

================================================================================

Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Funds will send you a corrected Form 1099-DIV to reflect reclassified information.

BUYING A DIVIDEND. Unless you invest in a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a Fund shortly before the record date of a capital gains distribution. This is known as "buying a dividend." The distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. To avoid "buying a dividend," check a Fund's distribution schedule before you invest by calling 1-800-996-2862.

TAXES

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of net investment income and short-term capital gains other than qualified dividend income received by individuals are taxable to you at ordinary income tax rates. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of ordinary income dividends designated by certain Funds may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Either none or only a nominal portion of the dividends paid by the Scout Bond Fund and the Money Market Funds will be qualified dividend income eligible for taxation at these reduced rates as such funds invest primarily in debt securities.

ADDITIONAL INFORMATION ABOUT THE SCOUT TAX-FREE MONEY MARKET FUND.
Dividends from the Scout Tax-Free Money Market Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. The Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt. Fund distributions from such income are taxable to you as ordinary income. No part of any such ordinary income dividends will be qualified dividend income eligible for taxation by individuals at long-term capital gain rates. Fund distributions of short-term capital gains are taxable to you as ordinary income. Because the Fund is a money market fund, it does not anticipate realizing any long-term capital gains.

Exempt-interest dividends paid to you are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax and under the income tax provisions of several states.

Exempt-interest dividends from interest earned on municipal securities of a state, or of its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS, or a state tax authority, as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

SALE OR REDEMPTION OF FUND SHARES. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. An exchange of your Fund shares for shares of a different Fund is the same as a redemption. The individual tax rate on any gain from the redemption or exchange of your Fund shares depends on your marginal income tax bracket and on how long the shares have been held. However, because the Investor Class shares of the Money Market Funds expect to maintain a stable net asset value of $1.00 per share, investors in these Funds should not have any gain or loss on the sale or redemption of such shares.

BACKUP WITHHOLDING. By law, if you do not provide the Funds with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Funds also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

OTHER. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the United States government, subject to certain restrictions.

If the Scout International or International Discovery Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

THIS DISCUSSION OF "DIVIDENDS, DISTRIBUTIONS AND TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE. BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS.


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32                                                        SCOUT FUNDS PROSPECTUS

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            THE FOLLOWING INFORMATION IS NOT PART OF THE PROSPECTUS.

--------------------------------------------------------------------------------
THE SCOUT FUNDS PRIVACY POLICY
--------------------------------------------------------------------------------

The Scout Funds are committed to the belief that maintaining the confidentiality of our shareholders' information is at the core of our relationship with our shareholders. We promise that we will protect your confidential information as set forth in this Privacy Policy.

INFORMATION WE COLLECT

The Scout Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. One of the main reasons we collect certain information is to protect your account and to identify you when we conduct transactions for you. The information will also be used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions and to provide you with products and services that will best assist you. We collect nonpublic personal information about you from the following sources:

o your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and

o    your transactions with us (examples include account activity and balances).

INFORMATION WE DISCLOSE

We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share information about you with our affiliates in order for our affiliates to provide customer service, to process transactions, or to manage accounts for you. The types of affiliates with whom we share information include banks, investment advisors and other financial service providers. We share only information about our experiences or transactions involving you or your account, such as your name, address, Social Security Number, account activity and account balances.

The Scout Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In compliance with applicable laws, we may share nonpublic personal information with nonaffiliated third parties that perform services on our behalf or to other financial institutions with which we have joint marketing agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information strictly confidential and use it only for the purpose for which it was intended.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY

The Scout Funds restrict access to nonpublic personal information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.





            THE FOREGOING INFORMATION IS NOT PART OF THE PROSPECTUS.



--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              33

SCOUT FUNDS
 Stock Fund (UMBSX)
 Mid Cap Fund (UMBMX)
 Small Cap Fund (UMBHX)

 TrendStar Small Cap Fund (TRESX)
 International Fund (UMBWX)
 International Discovery Fund (UMBDX)

 Bond Fund (UMBBX)
 Money Market Fund - Federal Portfolio - Investor Class (UMFXX)
 Money Market Fund - Prime Portfolio - Investor Class (UMPXX)
 Tax-Free Money Market Fund - Investor Class (UMTXX)


INVESTMENT ADVISOR
 Scout Investment Advisors, Inc.
 Kansas City, Missouri

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

 Deloitte & Touche LLP
 Milwaukee, Wisconsin


LEGAL COUNSEL
 Stradley Ronon Stevens & Young, LLP
 Philadelphia, Pennsylvania

CUSTODIAN
 UMB Bank, n.a.
 Kansas City, Missouri

DISTRIBUTOR
 UMB Distribution Services, LLC
 Milwaukee, Wisconsin

TRANSFER AGENT
 UMB Fund Services, Inc.
 Milwaukee, Wisconsin



ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' Annual and Semi-Annual Reports to shareholders contain additional information about the Funds' investments. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as provided on this page. The Funds also make copies of these documents available free of charge on their web site at umbscoutfunds.com. You also may call the toll-free number provided to request other information about the Funds and to make shareholder inquiries.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available in the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102.

SEC REGISTRATION NUMBER

811-09813  Scout Funds


                            SCOUT(TM) FUNDS
                            P.O. Box 1241
                            Milwaukee, WI 53201-1241

                            TOLL FREE 1-800-996-2862


                            E-MAIL scoutfunds@umb.com


                           scoutfunds.com


                           "UMB," "Scout" and the Scout design are
                            registered marks of UMB Financial Corporation.

                                 SCOUT(TM) FUNDS




                                         PROSPECTUS
                                         ---------------------------------------
                                         October 31, 2009

                                         Money Market Fund - Federal Portfolio -
                                         Service Class (UMGXX)

                                         Money Market Fund - Prime Portfolio -
                                         Service Class (UMQXX)

                                         Tax-Free Money Market Fund -
                                         Service Class (UMUXX)



Shares of the Funds have not been approved or disapproved by the Securities and Exchange
Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                      This page intentionally left blank.













--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2009
                                                        TOLL-FREE 1-800-996-2862


PROSPECTUS


SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO - SERVICE CLASS
SCOUT MONEY MARKET FUND - PRIME PORTFOLIO - SERVICE CLASS
SCOUT TAX-FREE MONEY MARKET FUND - SERVICE CLASS


INVESTMENT ADVISOR:
SCOUT INVESTMENT ADVISORS, INC.
Kansas City, Missouri

DISTRIBUTOR:
UMB DISTRIBUTION SERVICES, LLC
Milwaukee, Wisconsin




TABLE OF CONTENTS

INFORMATION ABOUT THE FUNDS
Investment Objectives and Principal Investment Strategies .................    2
Principal Risk Factors ....................................................    3
Past Performance ..........................................................    4
Fees and Expenses .........................................................    6
Investment Advisor and Portfolio Managers .................................    7
Financial Highlights ......................................................    7

BUYING, SELLING AND EXCHANGING SHARES
Before You Invest .........................................................    9
Buying Shares .............................................................    9
Selling Shares ............................................................   10
Other Shareholder Information .............................................   10
Dividends, Distributions and Taxes ........................................   11





THIS PROSPECTUS RELATES SOLELY TO THE SERVICE CLASS OF SHARES OF THE SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO, SCOUT MONEY MARKET FUND - PRIME PORTFOLIO AND SCOUT TAX-FREE MONEY MARKET FUND (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS"). THE INVESTOR CLASS SHARES OF THE FUNDS ARE OFFERED THROUGH A SEPARATE PROSPECTUS. YOU SHOULD CONSIDER THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. FOR A PROSPECTUS FOR THE INVESTOR CLASS SHARES, INCLUDING OTHER INFORMATION ABOUT THE FUNDS, PLEASE CALL 1-800-996-2862 OR VISIT SCOUTFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


--------------------------------------------------------------------------------

================================================================================


The Service Class shares are subject to an annual Rule 12b-1 distribution and service fee. UMB Scout Funds offer other mutual funds and an Investor Class of shares of the Funds for direct investment by investors outside of any cash sweep program through a separate prospectus. Investor Class shares of the Funds, outside of any cash sweep arrangement, are made available without the imposition of sales charges or Rule 12b-1 fees. You should consider the Funds' investment objectives, risks, charges and expenses carefully before investing. For a Prospectus, including this and other information about the Funds, please call 1-800-996-2862 or visit scoutfunds.com. Please read the Prospectus carefully before investing.


An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Each Fund's investment objective may be changed by the Board without shareholder approval. If the Board approves a change in a Fund's investment objective, shareholders will be given advance written notice of the change. Each Fund intends to pursue its objective by investing as described below and will dispose of portfolio holdings any time that the Fund's investment advisor, Scout Investment Advisors, Inc. (the "Advisor"), believes that they are no longer suitable for achieving the Fund's objective. The principal risk factors associated with each Fund are noted in each case and are described in more detail in the Principal Risk Factors section.


SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO AND SCOUT MONEY MARKET FUND - PRIME PORTFOLIO


OBJECTIVE: MAXIMUM INCOME CONSISTENT WITH SAFETY OF PRINCIPAL AND LIQUIDITY.

PRINCIPAL RISKS: FIXED-INCOME RISKS, MONEY MARKET RISKS.

--------------------------------------------------------------------------------


The Funds pursue their objective by investing in high-quality, short-term debt instruments. The Scout Money Market Fund - Federal Portfolio ("Federal Portfolio") only invests in United States government securities, while the Scout Money Market Fund - Prime Portfolio ("Prime Portfolio") invests in United States government securities and may also invest in other money market securities. Each Fund seeks to maintain a stable net asset value of $1.00 per share. Each Fund will maintain a weighted average maturity of 90 days or less.


HOW DO THE FUNDS CHOOSE SECURITIES IN WHICH TO INVEST? The Advisor selects only high-quality, short-term obligations in which to invest as described below.

FEDERAL PORTFOLIO -- Only invests in the following United States government securities:

o Direct obligations of the United States government, such as Treasury bills, notes and bonds.

o Obligations of United States government agencies and instrumentalities which are secured by the full faith and credit of the United States Treasury (the "Treasury"); or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

The Federal Portfolio may also invest in repurchase agreements secured by the above types of securities. Because the Portfolio's name suggests investment in U.S. government securities, shareholders will receive written notice of any change that would enable the Portfolio to normally invest less than 80% of its net assets in U.S. government securities.


PRIME PORTFOLIO -- In addition to the securities eligible for purchase by the Federal Portfolio described above, the Prime Portfolio may also invest in:

o Domestic short-term obligations issued by larger United States commercial banks and Savings and Loan Associations that are members of the Federal Deposit Insurance Corporation, or holding companies of such banks and savings and loans.

o Short-term obligations issued by companies that meet the high credit-quality standards of the Prime Portfolio.


INVESTMENTS IN THE SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO AND SCOUT MONEY MARKET FUND - PRIME PORTFOLIO ARE NOT DEPOSITS IN UMB OR ITS AFFILIATES AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


SCOUT TAX-FREE MONEY MARKET FUND


OBJECTIVE: HIGHEST LEVEL OF INCOME EXEMPT FROM FEDERAL INCOME TAX CONSISTENT WITH QUALITY AND MATURITY STANDARDS.

PRINCIPAL RISKS: FIXED-INCOME RISKS, MONEY MARKET RISKS.

--------------------------------------------------------------------------------


In addition to its stated investment objective, the Scout Tax-Free Money Market Fund further seeks to maintain a stable net asset value of $1.00 per share.


HOW DOES THE FUND CHOOSE SECURITIES IN WHICH TO INVEST? As a tax-free money market fund, the Fund invests primarily in high-quality, short-term debt obligations that are exempt from federal income tax. Normally, the Fund will invest at least 80% of its net assets in securities that are exempt from federal income tax. This 80% policy is fundamental, which means that it cannot be changed by the Board without first obtaining shareholder approval. The Fund may invest any remaining balance in taxable money market instruments, on a temporary basis, when the Advisor believes it is in the best interest of shareholders. Such taxable instruments include obligations of the United States government, its agencies and instrumentalities; certain certificates of deposit and bankers acceptances; or certain commercial paper.


AN INVESTMENT IN THE SCOUT TAX-FREE MONEY MARKET FUND IS NOT A DEPOSIT IN UMB OR ITS AFFILIATES AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. INCOME FROM THE FUND MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX, AS WELL AS STATE AND LOCAL TAXES.


--------------------------------------------------------------------------------
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. ("UMB") OR ANY OTHER BANKING INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER UNITED STATES GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2                                                         SCOUT FUNDS PROSPECTUS

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

As with any mutual fund, there is a risk that you could lose money by investing in the Funds.

FIXED-INCOME RISKS

Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Funds may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.

An issuer of fixed-income securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance. Further, credit ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

The amount of dividends paid by fixed-income funds to you will vary depending on the amount of income they earn on their investments. It is possible that an issuer of a debt security owned by one of the Funds could default on interest and/or principal payments that are payable to a Fund.

With respect to United States government securities, there can be no assurance that the United States government will provide financial support to United States government-sponsored agencies or instrumentalities where it is not obligated to do so by law.


While each Money Market Fund seeks to preserve the value of your investment at $1.00 per share, the yields earned by the Money Market Funds will fluctuate. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. Investments in the Money Market Funds are not deposits in UMB or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.


MONEY MARKET RISKS

STABLE SHARE VALUE. While each Money Market Fund seeks to preserve the value of your investment at $1.00 per share, the yields earned by the Money Market Funds will fluctuate. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default.

LIQUIDITY RISKS. Significant redemptions by large investors in a Money Market Fund could have a material adverse effect on the Money Market Fund's other shareholders. The Money Market Fund's net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

CALL RISK. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed-income security is called, a Money Market Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

TAX RISKS. The Tax-Free Money Market Fund may be more adversely impacted by changes in tax rates and policies than the other Money Market Funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal and state income tax rates applicable to, or the continuing tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status can therefore significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.

A portion of the distributions from certain securities that the Scout Tax-Free Money Market Fund holds may be subject to the federal alternative minimum tax. Also, in some cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal security is tax-exempt, and the tax-exempt nature of these securities is based on the opinion of bond counsel to the issuers at the time of issuance. The Advisor relies on these opinions and will not review the basis for them, so there is a risk that income from these securities could be taxable.

MUNICIPAL RISKS. Investments in the Tax-Free Money Market Fund are subject to risks normally associated with investments in municipal securities associated with the issuer's ability to make scheduled interest payments. Municipal obligations that the Fund purchases may be backed by letters of credit issued by banks and other financial institutions, and adverse developments affecting banks could have a negative effect on the Fund's portfolio securities. In the case of municipal lease obligations issued by a state or local governments to acquire land, equipment or facilities, if the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.





--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                               3

--------------------------------------------------------------------------------
PAST PERFORMANCE
--------------------------------------------------------------------------------

The bar charts and tables on the following pages provide an indication of the risks of investing in the Funds. The bar charts show how each Fund's returns have changed from year to year. The tables show how each Fund's average annual returns for certain periods compare with those of one or more broad market benchmarks or other indexes that show how a Fund's performance compares with the returns of an index with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how a Fund will perform in the future.



SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO


CHART OMITTED

Annual Total Return as of December 31 of Each Year
--------------------------------------------------------------------------------

                        2008                1.25
================================================================================

During the periods shown in the chart above the Fund's highest quarterly return was 0.59% (quarter ended March 31, 2008) and the Fund's lowest quarterly return was 0.04% (quarter ended December 31, 2008).


Year-to-date return (through September 30, 2009): 0.04%


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                                SINCE
                                                1 YEAR        INCEPTION*
--------------------------------------------------------------------------------

Money Market Fund - Federal Portfolio ......   1.25%            2.07%
--------------------------------------------------------------------------------
Citigroup 3-Month
   Treasury Bill Index(1) ..................   1.80%            2.53%(2)
Lipper Money Market Fund Index(1) ..........   2.41%            3.08%(2)
================================================================================
You may call 1-800-996-2862 to obtain the current 7-day yield of the Federal Portfolio.

(1) Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

(2) Because return information for this index is not available using July 18, 2007 as the beginning date for the calculation, the information is presented using July 31, 2007 as the "Since Inception" date.

*    Inception Date: July 18, 2007.







--------------------------------------------------------------------------------
4                                                         SCOUT FUNDS PROSPECTUS

================================================================================


SCOUT MONEY MARKET FUND - PRIME PORTFOLIO



CHART OMITTED

Annual Total Return as of December 31 of Each Year
--------------------------------------------------------------------------------

                        2008                1.52
================================================================================

During the periods shown in the chart above the Fund's highest quarterly return was 0.64% (quarter ended March 31, 2008) and the Fund's lowest quarterly return was 0.16% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2009): 0.04%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                                SINCE
                                                1 YEAR        INCEPTION*
--------------------------------------------------------------------------------

Money Market Fund - Prime Portfolio ........   1.52%            2.33%
--------------------------------------------------------------------------------
Citigroup 3-Month
   Treasury Bill Index(1) ..................   1.80%            2.53%(2)
Lipper Money Market Fund Index(1) ..........   2.41%            3.08%(2)
================================================================================
You may call 1-800-996-2862 to obtain the current 7-day yield of the Prime Portfolio.

(1) Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

(2) Because return information for this index is not available using July 18, 2007 as the beginning date for the calculation, the information is presented using July 31, 2007 as the "Since Inception" date.

*    Inception Date: July 18, 2007.



SCOUT TAX-FREE MONEY MARKET FUND


CHART OMITTED

Annual Total Return as of December 31 of Each Year
--------------------------------------------------------------------------------

                        2008                0.98
================================================================================

During the periods shown in the chart above the Fund's highest quarterly return was 0.37% (quarter ended March 31, 2008) and the Fund's lowest quarterly return was 0.14% (quarter ended December 31, 2008).
Year-to-date return (through September 30, 2009): 0.04%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                                SINCE
                                                1 YEAR        INCEPTION*
--------------------------------------------------------------------------------

Tax-Free Money Market Fund .................   0.98%            1.49%
--------------------------------------------------------------------------------
Citigroup 3-Month
   Treasury Bill Index(1) ..................   1.80%            2.53%(2)
Lipper Tax-Exempt Money Market
   Fund Index(1) ...........................   1.78%            2.17%(2)
================================================================================
You may call 1-800-996-2862 to obtain the current 7-day yield of the Scout Tax-Free Money Market Fund.

(1) Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

(2) Because return information for this index is not available using July 18, 2007 as the beginning date for the calculation, the information is presented using July 31, 2007 as the "Since Inception" date.

*    Inception Date: July 18, 2007.










--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                               5

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the different Funds.


--------------------------------------------------------------------------------------------------------------------
                                                                       SCOUT            SCOUT             SCOUT
                                                                   MONEY MARKET     MONEY MARKET        TAX-FREE
                                                                  FUND - FEDERAL    FUND - PRIME      MONEY MARKET
                                                                     PORTFOLIO        PORTFOLIO           FUND
                                                                  (SERVICE CLASS)  (SERVICE CLASS)   (SERVICE CLASS)
--------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     Maximum Sales Charge (Load) Imposed on Purchases                    None             None            None
     Maximum Deferred Sales Charge (Load)                                None             None            None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends         None             None            None
     Redemption Fee                                                      None             None            None
     Exchange Fee                                                        None             None            None
--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
     Investment Advisory Fees                                            .30%             .34%            .30%
     Distribution (12b-1) Fees                                           .50%             .50%            .50%
     OTHER EXPENSES                                                      .22%             .19%            .28%
     --------------                                                      ---              ---             ---
Total Annual Fund Operating Expenses                                    1.02%(1)         1.03%(1)        1.08%(1)
--------------------------------------------------------------------------------------------------------------------

(1) The Advisor voluntarily waived $38,698 and $290,796 of Investment Advisory fees and Distribution (12b-1) fees, respectively, with respect to the Money Market - Federal Portfolio, $82,475 and $448,198 of Investment Advisory fees and Distribution (12b-1) fees, respectively, with respect to the Money Market - Prime Portfolio, and $224 and $45,715 of Investment Advisory fees and Distribution (12b-1) fees, respectively, with respect to the Tax-Free Money Market Fund. These waivers resulted in Net Annual Fund Operating Expenses as follows: Money Market - Federal Portfolio, .78%; Money Market - Prime Portfolio, .80%; and Tax-Free Money Market, .84%.


--------------------------------------------------------------------------------
EXAMPLES
--------------------------------------------------------------------------------

The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


-------------------------------------------------------------------------------------------
                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------
Scout Money Market Fund - Federal Portfolio ........   $ 80      $301      $540      $1,226
Scout Money Market Fund - Prime Portfolio ..........   $ 82      $305      $546      $1,239
Scout Tax-Free Money Market Fund ...................   $ 86      $320      $572      $1,296
-------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
6                                                         SCOUT FUNDS PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT ADVISOR AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


Scout Investment Advisors, Inc. is each Fund's investment advisor. The Advisor is a wholly-owned subsidiary of UMB Financial Corporation and is located at 1010 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced portfolio management and investment analysis and research staff. As of June 30, 2009, assets under the management of the Advisor were approximately $6.7 billion.


The Funds have entered into an Investment Advisory Agreement with the Advisor. Pursuant to the Investment Advisory Agreement, the Advisor manages each Fund's assets in accordance with the Fund's investment objectives and policies. The Advisor makes all determinations with respect to the purchase and sale of securities in the Fund's portfolio, including decisions on execution of the transactions, all subject to supervision of the Board of Trustees of the Scout Funds. The Investment Advisory Agreement limits the liability of the Advisor, as well as its officers and employees, to acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations or duties.


The Scout Money Market Fund - Federal Portfolio pays the Advisor an advisory fee at the annual rate of 0.30% on the average daily net assets. The Scout Money Market Fund - Prime Portfolio pays the Advisor an advisory fee at the annual rate of 0.34% on the average daily net assets. The Scout Tax-Free Money Market Fund pays the Advisor an advisory fee at the annual rate of 0.30% on the average daily net assets. These advisory fees are paid monthly.

A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement for the Funds is available in the Funds' Annual Report to Shareholders for the period ended June 30, 2009.


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of a Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent how much an investor in each Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).


The information for the fiscal period ended June 30, 2008 was audited by BKD, LLP. The information for the fiscal year ended June 30, 2009 has been audited by Deloitte & Touche LLP, whose report, along with each Fund's financial statements, are included in the Annual Report, which is available upon request.



================================================================================
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.



SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO - SERVICE CLASS
(CLASS INCEPTION JULY 18, 2007)

--------------------------------------------------------------------------------
                                           FOR THE PERIODS ENDED JUNE 30,
                                               2009        2008
--------------------------------------------------------------------------------
Net asset value, beginning of period ..   $     1.00     $     1.00
                                          -----------------------------
  Income from investment operations:
  Net investment income ...............           --           0.03
                                          -----------------------------
  Distributions from:
  Net investment income ...............           --          (0.03)
                                          -----------------------------
  Net asset value, end of period ......   $     1.00     $     1.00
                                          =============================
Total return ..........................         0.36%          2.69%
                                          =============================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $       91     $      145
Ratio of expenses to average net assets:
   Net of waivers .....................         0.78%(a)       1.02%(b)
   Before waivers .....................         1.02%          1.02%
Ratio of net investment income to average
  net assets:
     Net of waivers                             0.39%(a)       2.88%(b)
     Before waivers                             0.15%          2.88%

(a) The advisor has voluntarily waived (in thousands) $39 and $291, respectively, of investment advisory and distribution fees.

(b)  Ratio reflects no waiver.








--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                               7

================================================================================
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.



SCOUT MONEY MARKET FUND - PRIME PORTFOLIO - SERVICE CLASS
(CLASS INCEPTION JULY 18, 2007)

--------------------------------------------------------------------------------
                                           FOR THE PERIODS ENDED JUNE 30,
                                               2009        2008
--------------------------------------------------------------------------------
Net asset value, beginning of period ..   $     1.00     $     1.00
                                          -----------------------------
  Income from investment operations:
  Net investment income ...............         0.01           0.03
                                          -----------------------------
  Distributions from:
  Net investment income ...............        (0.01)         (0.03)
                                          -----------------------------
  Net asset value, end of period ......   $     1.00     $     1.00
                                          =============================
Total return ..........................         0.54%          2.88%
                                          =============================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $      183     $      406
Ratio of expenses to average net assets:
   Net of waivers .....................         0.80%(a)       1.03%(b)
   Before waivers .....................         1.03%          1.03%
Ratio of net investment income to average
  net assets:
     Net of waivers                             0.58%(a)       3.10%(b)
     Before waivers                             0.35%          3.10%

(a) The advisor has voluntarily waived (in thousands) $83 and $448, respectively, of investment advisory and distribution fees.

(b)  Ratio reflects no waiver.





SCOUT TAX-FREE MONEY MARKET FUND - SERVICE CLASS
(CLASS INCEPTION JULY 18, 2007)

--------------------------------------------------------------------------------
                                           FOR THE PERIODS ENDED JUNE 30,
                                               2009        2008
--------------------------------------------------------------------------------
Net asset value, beginning of period ..   $     1.00     $     1.00
                                          -----------------------------
  Income from investment operations:
  Net investment income ...............           --           0.02
                                          -----------------------------
  Distributions from:
  Net investment income ...............           --          (0.02)
                                          -----------------------------
  Net asset value, end of period ......   $     1.00           1.00
                                          =============================
Total return ..........................         0.44     $     1.75%
                                          =============================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $       19     $       25
Ratio of expenses to average net assets:
   Net of waivers .....................         0.84%(a)       1.08%(b)
   Before waivers .....................         1.08%          1.08%
Ratio of net investment income to average
  net assets:
     Net of waivers                             0.45%(a)       1.87%(b)
     Before waivers                             0.21%          1.87%

(a) The advisor has voluntarily waived (in thousands) $46 of distribution fees.
(b) Ratio reflects no waiver.





--------------------------------------------------------------------------------
8                                                         SCOUT FUNDS PROSPECTUS

--------------------------------------------------------------------------------
BEFORE YOU INVEST
--------------------------------------------------------------------------------

PROSPECTUS. This Prospectus contains important information about the Funds. Please read it carefully before you decide to invest.

Distribution and Shareholder Servicing (12b-1) Fee. The Service Class shares of each Fund are primarily designed for use by banks or trust companies (including UMB and its affiliates) in "cash sweep" programs, where customers' excess cash is automatically invested in money market funds. Each Fund's Service Class of shares is subject to a Distribution and Shareholder Servicing Plan, sometimes known as a Rule 12b-1 plan, under which the Service Class shares pay distribution and servicing fees of 0.50% per year to banks, brokers or trust companies for the sale of Service Class shares and for services provided to shareholders. Because these fees are paid out of each Fund's Service Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



DETERMINING YOUR SHARE PRICE. The price at which you purchase and redeem a Fund's shares is called the Fund's net asset value per share ("NAV"). A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time) on days when the Fund is open for business. The Funds are open for business on the same days that the NYSE is open for trading. The NYSE is closed on weekends, national holidays and Good Friday. If the NYSE is closed (other than for a national holiday or weekend), the Money Market Funds will remain open for business on each day that national banks are generally open for business, the U.S. government securities markets are open, and the Advisor determines that there is sufficient liquidity in those markets. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by UMB Fund Services, Inc., the Funds' transfer agent (the "Transfer Agent"). "Good order" means that the account application has been properly completed and signed and payment for the shares has been made (instructions for purchasing shares can be found on page 10). Additional requirements for "good order" can be found in the "Customer Identification Program" section of the Prospectus. Certain intermediaries that have made satisfactory contractual arrangements are authorized to accept purchase, redemption or exchange orders for Fund shares. In such cases, when the intermediaries have received your order (and payment if necessary) prior to the close of trading on the NYSE, the order is processed at the NAV per share next calculated after receipt of the order by the intermediary. The Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day's NAV when the NYSE closes early, or when the bond markets or the Federal Reserve Bank of Kansas City closes early, trading on the NYSE is restricted or as otherwise permitted by the Securities and Exchange Commission. The Board may, for any business day, decide to change the time as of which a Fund's NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the Securities and Exchange Commission.

The Funds value assets on the basis of amortized cost as further described in the SAI.

--------------------------------------------------------------------------------
BUYING SHARES
--------------------------------------------------------------------------------

Service Class shares are primarily made available to investors in connection with cash sweep arrangements offered by banks, trust departments and broker-dealers.

If you purchase shares through a financial intermediary, the financial intermediary may have its own deadlines for the receipt of the purchase order. An institution purchasing shares on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

If your purchase request is received by the Transfer Agent or other authorized agent before the close of trading on the NYSE (usually 3:00 p.m. Central Time) on a day when the Funds are open for business, your request will be executed at that day's NAV, provided that your application is in good order. "Good order" means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If your request is received after the close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase transactions at any time, without prior notice. A Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

TRANSACTIONS THROUGH UMB BANK, N.A. AND OTHER FINANCIAL SERVICES COMPANIES. You should contact the bank or financial services company that set up your cash sweep vehicle for additional information and instructions. Please note that your financial services company may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares than those described in the Prospectus. In addition, these intermediaries may place limits on your ability to use services the Funds offer.

PAYMENTS TO FINANCIAL SERVICES COMPANIES. The Advisor, at its own expense (that is, without additional cost to a Fund or its shareholders), may make payments to financial services companies as compensation for distribution and support services relating to the Funds. This includes fees paid to UMB Financial Services, Inc. and UMB on Fund shares held in customer accounts for services rendered. For example, the Advisor may make payments to gain access to mutual fund trading platforms or similar programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection with such platforms and programs. These platforms make Fund shares available through the financial services company's sales system, and give access to the company's sales representatives and customers; hence, providing "shelf-space" for the Funds. In addition, the financial services company may also provide various shareholder services through the platform such as establishing and maintaining shareholder accounts, processing sales and redemptions of shares, supplying account statements, mailing Fund-related documents and answering shareholder inquiries about the Funds. These payments to financial services companies would be in addition to Fund payments described in this Prospectus. The amount of the payments to different financial services companies may be different. The aggregate amount of these additional payments could be substantial. These additional payments may include amounts that are sometimes referred to as "revenue sharing" payments. The payments may create an incentive for the recipient to recommend or sell shares of a Fund to you. Please contact your financial intermediary for details about additional payments it may receive and any potential conflict of interest.


--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                               9

--------------------------------------------------------------------------------
SELLING SHARES
--------------------------------------------------------------------------------

Since Service Class shares are purchased and sold (redeemed) through cash sweep programs furnished through accounts at financial institutions, investors must redeem them in accordance with the instructions governing such accounts. You should direct questions regarding these types of redemptions to your account representative. Please note that when shares are purchased through UMB or another institution, you may be charged a fee by that institution for providing services in connection with your account.

Redemption requests received in "good order" before the close of the NYSE (usually 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day's NAV. "Good order" means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If you are attempting to redeem from unsettled purchases or uncollected funds, your request will be returned to you.

PLEASE NOTE THAT THE FUNDS MAY REQUIRE ADDITIONAL DOCUMENTS FOR REDEMPTIONS BY CORPORATIONS, EXECUTORS, ADMINISTRATORS, TRUSTEES, GUARDIANS OR OTHER FIDUCIARIES.

ADDITIONAL REDEMPTION PROVISIONS

o Once we receive your order to redeem shares, you may not revoke or cancel it. The Funds cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

o If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed.

o The Funds reserve the right to suspend the redemption of shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.

o Under certain circumstances, a Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

The UMB Scout Funds' market timing policy does not apply to these Funds because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

--------------------------------------------------------------------------------
OTHER SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

WEB SITE

You can obtain the most current Prospectus and shareholder reports for the Funds, as well as current performance information, applications and other Fund information by visiting the Funds' web site at scoutfunds.com.

SHAREHOLDER COMMUNICATIONS

SEMI-ANNUAL AND ANNUAL REPORTS. The Funds send Semi-Annual and Annual Reports to their shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Funds' portfolio holdings at the end of their semi-annual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Funds' performance for their most recently completed fiscal year, including relevant market conditions and the investment strategies and techniques that were used.

PROSPECTUS. Each year, the Funds will send all record shareholders a current Prospectus. Please read the Prospectus and keep it for future reference.

FORM 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds' behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are contractually obligated and responsible for transmitting orders that are accepted by them prior to the close of trading on the NYSE (usually 3:00 p.m. Central Time) and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.


--------------------------------------------------------------------------------
10                                                        SCOUT FUNDS PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.

A dividend from net investment income represents the income a Fund earns from dividends and interest received on its investments, after payment of the Fund's expenses. A capital gain arises from the increase in the value of a security that a Fund holds. A Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

The Funds will declare a dividend every business day, equal to substantially all of their undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly.

The Funds will pay any net realized capital gains annually, usually in December. The Funds' policies relating to maturities make it unlikely that they will have capital gains or losses. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. The Funds will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash or directed toward an investment in another Fund. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

ANNUAL STATEMENTS. Every January you will receive a statement that shows the tax status of distributions you received the previous calendar year. The Funds are also required to include on your information statement, exempt-interest dividends and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Funds will send you a corrected Form 1099-DIV to reflect reclassified information.

TAXES

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of net investment income and short-term capital gains other than qualified dividend income received by individuals are taxable to you at ordinary income tax rates. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of ordinary income dividends designated by certain Funds may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Either none or only a nominal portion of the dividends paid by the Funds will be qualified dividend income eligible for taxation at these reduced rates as such funds invest primarily in debt securities.

ADDITIONAL INFORMATION ABOUT THE SCOUT TAX-FREE MONEY MARKET FUND.

Dividends from the Scout Tax-Free Money Market Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. The Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt. Fund distributions from such income are taxable to you as ordinary income. No part of any such ordinary income dividends will be qualified dividend income eligible for taxation by individuals at long-term capital gain rates. Fund distributions of short-term capital gains are taxable to you as ordinary income. Because the Fund is a money market fund, it does not anticipate realizing any long-term capital gains.

Exempt-interest dividends paid to you are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax and under the income tax provisions of several states.

Exempt-interest dividends from interest earned on municipal securities of a state, or of its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS, or a state tax authority, as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

SALE OR REDEMPTION OF FUND SHARES. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. An exchange of your Fund shares for shares of a different Fund is the same as a redemption. The individual tax rate on any gain from the redemption or exchange of your Fund shares depends on your marginal income tax bracket and on how long the shares have been held. However, because the shares of the Funds expect to maintain a stable net asset value of $1.00 per share, investors in these Funds should not have any gain or loss on the sale or redemption of such shares.


--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              11

================================================================================


BACKUP WITHHOLDING. By law, if you do not provide the Funds with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Funds also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

OTHER. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the United States government, subject to certain restrictions.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.

THIS DISCUSSION OF "DIVIDENDS, DISTRIBUTIONS AND TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE. BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS.











--------------------------------------------------------------------------------
12                                                        SCOUT FUNDS PROSPECTUS

================================================================================

            THE FOLLOWING INFORMATION IS NOT PART OF THE PROSPECTUS.

--------------------------------------------------------------------------------
THE SCOUT FUNDS PRIVACY POLICY
--------------------------------------------------------------------------------


The Scout Funds are committed to the belief that maintaining the confidentiality of our shareholders' information is at the core of our relationship with our shareholders. We promise that we will protect your confidential information as set forth in this Privacy Policy.


INFORMATION WE COLLECT


The Scout Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. One of the main reasons we collect certain information is to protect your account and to identify you when we conduct transactions for you. The information will also be used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions and to provide you with products and services that will best assist you. We collect nonpublic personal information about you from the following sources:


o your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and

o    your transactions with us (examples include account activity and balances).

INFORMATION WE DISCLOSE

We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share information about you with our affiliates in order for our affiliates to provide customer service, to process transactions, or to manage accounts for you. The types of affiliates with whom we share information include banks, investment advisors and other financial service providers. We share only information about our experiences or transactions involving you or your account, such as your name, address, Social Security Number, account activity and account balances.


The Scout Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In compliance with applicable laws, we may share nonpublic personal information with nonaffiliated third parties that perform services on our behalf or to other financial institutions with which we have joint marketing agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information strictly confidential and use it only for the purpose for which it was intended.


The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY

The Scout Funds restrict access to nonpublic personal information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.






            THE FOREGOING INFORMATION IS NOT PART OF THE PROSPECTUS.

--------------------------------------------------------------------------------
OCTOBER 31, 2009                                                              13

SCOUT FUNDS
  Money Market Fund - Federal Portfolio -
  Service Class (UMGXX)
  Money Market Fund - Prime Portfolio -
  Service Class (UMQXX)
  Tax-Free Money Market Fund -
  Service Class (UMUXX)


INVESTMENT ADVISOR
  Scout Investment Advisors, Inc.
  Kansas City, Missouri


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
  Deloitte & Touche LLP
  Milwaukee, Wisconsin

LEGAL COUNSEL
  Stradley Ronon Stevens & Young, LLP
  Philadelphia, Pennsylvania


CUSTODIAN
  UMB Bank, n.a.
  Kansas City, Missouri

DISTRIBUTOR
  UMB Distribution Services, LLC
  Milwaukee, Wisconsin

TRANSFER AGENT
  UMB Fund Services, Inc.
  Milwaukee, Wisconsin

ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' Annual and Semi-Annual Reports to shareholders contain additional information about the Funds' investments. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as provided on this page. The Funds also make copies of these documents available free of charge on their web site at umbscoutfunds.com. You also may call the toll-free number provided to request other information about the Funds and to make shareholder inquiries.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available in the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102.


SEC REGISTRATION NUMBER
811-09813


                           Scout(TM) Funds

                           SCOUT FUNDS
                           P.O. Box 1241
                           Milwaukee, WI 53201-1241

                           TOLL FREE 1-800-996-2862

                           E-MAIL scoutfunds@umb.com

                           scoutfunds.com

                           "UMB," "Scout" and the Scout design are registered marks of UMB Financial Corporation.